AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION DECEMBER  30, 1996.

                                                       File Nos. 2/10658
                                                                  811-92


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                      [ ]

Post-Effective Amendment No.  96                                 [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  29                                                [X]

                                                                 [ ]


                      KEYSTONE QUALITY BOND FUND (B-1)
              ---------------------------------------------------
               (Exact name of Registrant as specified in Charter)


              200 Berkeley Street, Boston, Massachusetts 02116-5034
              -----------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (617) 338-3200

               Rosemary D. Van Antwerp, Esq., 200 Berkeley Street,
                        Boston, Massachusetts 02116-5034
                     ---------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective

[ ] immediately upon filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[X] on February 28, 1997 pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.


     Pursuant  to Rule  24f-2 under the  Investment  Company  Act of 1940,  the
Registrant has elected to register an indefinite number of shares under the Securities Act of 1933. A Rule 24f-2 Notice for Registrant's fiscal year ended October 31, 1996 was filed on December 13, 1996.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                    Proposed        Proposed
Title of                            Maximum         Maximum
Securities         Amount           Offering        Aggregate       Amount of
Being              Being            Price Per       Offering        Registration
Registered         Registered       Unit*           Price**         Fee
--------------------------------------------------------------------------------
Shares of
$1.00 Par Value   8,599,172         $15.17          $329,993        $100
--------------------------------------------------------------------------------

* Computed under Rule 457(d) on the basis of the offering price per share at the close of business on December 17, 1996.

** The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. 8,577,419 shares of the Fund were redeemed during its fiscal year ended October 31, 1996. All of such shares are being used for a reduction in this filing.

                        KEYSTONE QUALITY BOND FUND (B-1)

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 96
                                       to
                             REGISTRATION STATEMENT

This Post-Effective Amendment No. 96 to Registrant's Registration Statement No. 2-10658/811-92 consists of the following pages, items of information, and documents:

                                The Facing Sheet

                                The Contents Page

                            The Cross-Reference Sheet

                                     PART A

                                   Prospectus

                                     PART B

                       Statement of Additional Information

                                     PART C

               PART C - OTHER INFORMATION - ITEMS 24(a) and 24(b)

                              Financial Statements

                               Listing of Exhibits

         PART C - OTHER INFORMATION - ITEMS 25-32 - and SIGNATURE PAGES

                         Number of Holders of Securities

                                 Indemnification

              Business and Other Connections of Investment Adviser

                              Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                     Exhibits (including Powers of Attorney)

                        KEYSTONE QUALITY BOND FUND (B-1)

Cross-Reference Sheet pursuant to Rules 404 and 495 under the Securities Act of 1933.


Items in
Part A of
Form N-1A           Prospectus Caption
---------           ------------------
    1               Cover Page

    2               Expense Information

    3               Financial Highlights
                    Performance Data

    4               Additional Investment Information
                    Cover Page
                    Fund Description
                    Investment Objective and Policies
                    Investment Restrictions
                    Risk Factors

    5               Fund Management and Expenses

    5A              Not applicable

    6               Dividends and Taxes
                    Fund Description
                    Fund Shares
                    Shareholder Services

    7               Distribution Plan
                    How to Buy Shares
                    Pricing Shares
                    Shareholder Services

    8               How to Redeem Shares

    9               Not applicable

                      KEYSTONE QUALITY BOND FUND (B-1)
Cross-Reference Sheet continued.

Items in
Part B of
Form N-1A           Statement of Additional Information Caption
---------           -------------------------------------------
    10              Cover Page

    11              Table of Contents

    12              Not applicable

    13              The Fund
                    Investment Restrictions
                    Appendix

    14              Trustees and Officers

    15              Additional Information

    16              Additional Information
                    Distribution Plan
                    Expenses
                    Investment Adviser
                    Principal Underwriter
                    Sales Charges

    17              Brokerage

    18              Declaration of Trust

    19              Distribution Plan
                    Additional Information
                    Valuation of Securities

    20              Distributions and Taxes

    21              Principal Underwriter

    22              Standardized Total Return and Yield
                      Quotations

    23              Financial Statements

                      KEYSTONE QUALITY BOND FUND (B-1)

                                     PART A


                                   PROSPECTUS

------------------------------------------------------------------------------
PROSPECTUS                                                   FEBRUARY   , 1997
------------------------------------------------------------------------------

                       KEYSTONE QUALITY BOND FUND (B-1)

            200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116-5034


                        CALL TOLL FREE 1-800-343-2898


  Keystone Quality Bond Fund (B-1) (the "Fund") is a mutual fund that seeks the highest possible income consistent with preservation of principal. The Fund invests primarily in high and investment grade corporate bonds, which possess a high degree of dependability of interest payments.

  Your purchase payment is fully invested. There is no sales charge when you buy the Fund's shares. The Fund may impose a deferred sales charge, which declines from 4% to 1%, if you redeem your shares within four years of purchase.

  The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") under which it bears some of the costs of selling its shares to the public.

  This prospectus sets forth concisely the information about the Fund that you should know before investing. Please read it and retain it for future reference.

  Additional information about the Fund is con- tained in a statement of additional information dated February __, 1997, which has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. For a free copy, or for other information about the Fund, write to the address or call the telephone number listed above.

  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVE RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

---------------------------------------------------------------------------------------------------------------
                                             TABLE OF CONTENTS
---------------------------------------------------------------------------------------------------------------
                                                    Page                                                   Page
Expense Information ................................   2   Distribution Plan ..............................  10
Financial Highlights ...............................   3   How to Buy Shares ..............................  12
Fund Description ...................................   4   How to Redeem Shares ...........................  13
Investment Objective and Policies ..................   4   Shareholder Services ...........................  15
Investment Restrictions ............................   5   Performance Data ...............................  16
Risk Factors .......................................   6   Fund Shares ....................................  16
Pricing Shares .....................................   7   Additional Information .........................  17
Dividends and Taxes ................................   7   Additional Investment Information .............. (i)
Fund Management and Expenses .......................   8


--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                             EXPENSE INFORMATION


                       KEYSTONE QUALITY BOND FUND (B-1)


    The purpose of the fee table is to assist investors in understanding the costs and expenses that an investor in the Fund will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see the following sections of this prospectus: "Fund Management and Expenses"; "How to Buy Shares"; "Distribution Plan"; and "Shareholder Services."


SHAREHOLDER TRANSACTION EXPENSES


        Maximum Deferred Sales Load(1) .........................   4.00%
            (as a percentage of the lesser of original purchase
            price or redemption proceeds, as applicable)
        Exchange Fee ............................................. None

ANNUAL FUND OPERATING EXPENSES(2)
  (as a percentage of average net assets)
        Management Fees ........................................   0.60%
        12b-1 Fees(3) ..........................................   1.00%
        Other Expenses .........................................   0.35%
                                                                   ----
        Total Fund Operating Expenses ..........................   1.95%
                                                                   ====

EXAMPLE(4)                                                     1 YEAR           3 YEARS          5 YEARS         10 YEARS
----------                                                     ------           -------          -------         --------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and (2)
  redemption at the end of each period .................         $60              $81             $105             $227

You would pay the following expenses on the same
  investment, assuming no redemption ...................         $20              $61             $105             $227


AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE
GREATER OR LESS THAN THOSE SHOWN.


----------

(1) The deferred sales charge declines from 4% to 1% of amounts redeemed within four calendar years after purchase.
    No deferred sales charge is imposed thereafter.
(2) Expense ratios are for the Fund's fiscal year ended October 31, 1996. Total Fund Operating Expenses include indirectly paid expenses.
(3) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules adopted by the National Association of Securities Dealers, Inc. ("NASD").
(4) The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of this example.
    Actual return for the Fund may be greater or less than 5%.


                             FINANCIAL HIGHLIGHTS
                       KEYSTONE QUALITY BOND FUND (B-1)
                (For a share outstanding throughout each year)

    The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes and independent auditors' report are incorporated by reference into the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                                 YEAR ENDED OCTOBER 31,
                       -----------------------------------------------------------------------------------------------------------
                          1996       1995       1994       1993       1992       1991       1990       1989       1988       1987
                         ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
NET ASSET VALUE
 BEGINNING OF YEAR ..    $15.42     $14.44     $16.40     $15.92     $15.92     $15.11     $15.85     $15.71     $15.52     $17.30
                         ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income      0.75       0.87       0.76       0.96       1.04       1.08       1.11       1.21       1.19       1.20
Net realized and
 unrealized gain (loss)
 on investments, closed
 futures contracts
 and foreign currency
 related transactions     (0.16)      1.05      (1.76)      0.66       0.15       0.99      (0.53)      0.25       0.32      (1.59)
Total from investment    ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
 operations .........      0.59       1.92      (1.00)      1.62       1.19       2.07       0.58       1.46       1.51      (0.39)
                         ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
LESS DISTRIBUTIONS FROM:
Net investment income     (0.76)     (0.87)     (0.76)     (0.96)     (1.04)     (1.08)     (1.18)     (1.32)     (1.32)     (1.39)
In excess of net
 investment income ..         0      (0.05)     (0.09)     (0.18)     (0.15)     (0.18)     (0.14)         0          0          0
Tax basis return of
 capital ............     (0.06)     (0.02)     (0.11)         0          0          0          0          0          0          0
                         ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
Total distributions .     (0.82)     (0.94)     (0.96)     (1.14)     (1.19)     (1.26)     (1.32)     (1.32)     (1.32)     (1.39)
                         ------     ------     ------     ------     ------     ------     ------     ------     ------     ------
NET ASSET VALUE END
 OF YEAR ............    $15.19     $15.42     $14.44     $16.40     $15.92     $15.92     $15.11     $15.85     $15.71     $15.52
                         ======     ======     ======     ======     ======     ======     ======     ======     ======     ======
TOTAL RETURN(a) .....     3.99%     13.69%     (6.27%)    10.50%      7.71%     14.09%      3.93%      9.82%     10.09%     (2.44%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses ....   1.95%(b)   1.96%(b)     1.86%      1.94%      2.01%      2.04%      1.95%      1.82%      1.64%      1.56%
  Net investment
   income ...........     5.06%      5.86%      5.05%      5.85%      6.40%      6.95%      7.45%      7.61%      7.49%      7.32%
Portfolio turnover
 rate ...............      231%       244%       169%       190%       102%       158%       117%       116%       153%       127%
NET ASSETS END OF
 YEAR (THOUSANDS)      $228,649   $310,791   $327,276   $458,925   $456,912   $453,528   $408,330   $462,425   $447,454   $440,836

----------
(a) Excluding applicable sales charges.
(b) The ratio of total expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 1.93% and 1.94% for the years ended October 31, 1996 and 1995, respectively.

--------------------------------------------------------------------------------
FUND DESCRIPTION
--------------------------------------------------------------------------------


  The Fund is an open-end, diversified, management investment company, commonly known as a mutual fund. The Fund was created under Pennsylvania law as a common law trust and has been offering its shares continuously since September 11, 1935. The Fund is one of more than thirty funds advised and managed by Keystone Investment Management Company ("Keystone"), the Fund's investment adviser.


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
  The Fund's investment objective is to provide shareholders with the highest possible income consistent with preservation of principal.


  The investment objective of the Fund cannot be changed without a vote of the holders of a majority (as defined in the 1940 Act), which means the lesser of
(i) 67% of the shares represented at a meeting at which more than 90% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares (a "1940 Act Majority").

  Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective.


INVESTMENTS AND INVESTMENT POLICIES
  The Fund invests at least 65% of its assets in high grade bonds (bonds rated A or better by Moody's Investors Service ("Moody's") or by Standard & Poor's Corporation ("S&P")). In addition the Fund invests in investment grade bonds and short-term money market instruments at such times and in such proportions as seem appropriate to best achieve its objective.

  Bonds will include obligations of the United States ("U.S.") government or its agencies (e.g., Government National Mortgage Association ("GNMA") certificates, U.S. Treasury securities and such other securities as are issued by or guaranteed as to principal and interest by the full faith and credit of the U.S. government) and other bond issues of high or investment grade, including high grade municipal bonds. The Fund invests in municipal bonds when the spreads between municipal and taxable bonds have narrowed. Such bonds possess a high degree of dependability of interest payments with price action affected almost exclusively by the trend and level of money rates.

  The Fund has a fundamental policy that allows it to invest up to 25% of its assets in investment grade convertible bonds.

  In addition, the Fund may invest a limited portion of its assets in bonds rated Baa by Moody's or BBB by S&P or, if unrated, deemed to be of comparable quality by Keystone. These are the lowest rated bonds in which the Fund will invest.

  Bonds rated Baa by Moody's are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well. Debt rated BBB by S&P is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

  Short-term investments in which the Fund may invest, which must mature within one year of their purchase, consist of U.S. government securities; instruments of banks having assets of at least $500 million, including U.S. branches of foreign banks and foreign branches of U.S. banks, such as certificates of deposit, demand and time deposits and bankers' acceptances; high grade commercial paper; and repurchase agreements secured by U.S. government securities.


  The Fund may invest up to 25% of its assets in foreign securities issued by issuers located in developing countries as well as certain countries with emerging markets. For this purpose, countries with emerging markets are generally those where the per capita income is in the low to middle ranges, as determined by the International Bank for Reconstruction and Development.


  The Fund may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resales by large institutional investors of securities not publicly traded in the U.S. The Fund may purchase Rule 144A securities when such securities present an attractive investment opportunity and otherwise meet the Fund's selection criteria. The Board of Trustees has adopted guidelines and procedures pursuant to which the liquidity of the Fund's Rule 144A securities is determined by Keystone and the Board of Trustees monitors Keystone's implementation of such guidelines and procedures.

  At the present time, the Fund cannot accurately predict exactly how the market for Rule 144A securities will develop. A Rule 144A security that was readily marketable upon purchase may subsequently become illiquid. In such an event, the Board of Trustees will consider what action, if any, is appropriate.


  The Fund may also (1) write covered call options; (2) purchase put and call options to close out existing positions; (3) enter into reverse repurchase agreements and firm commitment and when-issued transactions for securities and currencies; (4) enter into currency and other financial futures contracts and related options transactions for hedging purposes and not for speculation; (5) employ new investment techniques with respect to options and futures contracts and related options; and (6) invest in limited partnerships, including master limited partnerships.


  In addition to the options, futures contracts and forwards mentioned above, the Fund may also invest in certain other types of derivative instruments, including collateralized mortgage obligations, structured notes, interest rate swaps, index swaps, currency swaps and caps and floors. These basic vehicles can also be combined to create more complex products called hybrid derivatives or structured securities.


  For further information about the types of investments and investment techniques available to the Fund, including the associated risks, see "Risk Factors" and "Additional Investment Information" sections of this prospectus as well as the statement of additional information.


--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------


  The Fund has adopted the fundamental restrictions summarized below, which may not be changed without the vote of a 1940 Act Majority of the Fund's outstanding shares. These restrictions and certain other fundamental and non-fundamental restrictions are set forth in the statement of additional information.

  The Fund may not do the following: (1) with respect to 75% of its total assets; invest more than 5% of the value of its total assets determined at market or other fair value at the time of purchase, in the securities of any one issuer or invest in more than 10% of the outstanding voting securities of any one issuer, all as determined immediately after such investment; provided that these limitations do not apply to investments in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; (2) borrow money, except that the Fund may borrow money from banks for temporary or emergency purposes in aggregate amounts up to 10% of the value of the Fund's net assets (computed at cost) or enter into reverse repurchase agreements, provided that bank borrowings and reverse repurchase agreements, in aggregate, shall not exceed 10% of the value of the Fund's net assets; and (3) invest more than 25% of its total assets in securities of issuers in the same industry other than securities issued by banks and savings and loan associations or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

  The Fund intends to follow policies of the Securities and Exchange Commission as they are adopted from time to time with respect to illiquid securities, including, at this time, (1) treating as illiquid, securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books and (2) limiting its holdings of such securities to 15% of net assets.


  In addition, the Fund may, notwithstanding any other investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions as the Fund. The Fund does not currently intend to implement this policy and would do so only if the Trustees were to determine such action to be in the best interest of the Fund and its shareholders. In the event of such implementation, the Fund will comply with such requirements as to written notice to shareholders as are then in effect.

--------------------------------------------------------------------------------
RISK FACTORS
--------------------------------------------------------------------------------


  Like any investment, your investment in the Fund involves an element of risk. Before you invest in the Fund, you should carefully evaluate your ability to assume the risks your investment in the Fund poses. You can lose money by investing in the Fund. Your investment is not guaranteed. A decrease in the value of the Fund's portfolio securities can result in a decrease in the value of your investment.

  Certain risks related to the Fund are discussed below. To the extent not discussed in this section, specific risks relating to individual securities or investment practices are discussed in "Additional Investment Information" and the statement of additional information.


  Should the Fund need to raise cash to meet a large number of redemptions, it might have to sell portfolio securities at a time when it would be disadvantageous to do so.

  By itself, the Fund does not constitute a balanced investment plan. You should take into account your own investment objectives as well as your other investments when considering an investment in the Fund.


    FIXED INCOME RISKS. The Fund stresses earning income by investing in fixed-income securities, which are generally considered to be interest rate sensitive. Specifically, the market value (and the Fund's price per share) of fixed-income securities generally varies inversely with changes in interest rates (i.e., decreasing when interest rates rise and increasing when interest rates fall). For example, if interest rates increase after the security is purchased, the security, if sold prior to maturity, may return less than its cost.


  When choosing among bond funds, you should consider the anticipated yield together with potential changes in share price, as these two factors determine each fund's total return. Generally the yield and potential price changes of a fund depend on the quality and maturity of the obligations in its portfolio, as well as on market conditions. The Fund is for investors who seek the highest possible income, but want a portfolio of primarily high and investment grade bonds.


  To the extent that investments are made in debt securities (other than U.S. government securities), derivatives or structured securities, such investments, despite favorable credit ratings, are subject to some risk of default.


    GOVERNMENT SECURITIES. While certain of the securities in which the Fund may invest are issued by or guaranteed as to principal and interest by the full faith and credit of the U.S. government, the market value of such securities is not guaranteed.


    DERIVATIVES. The market value of derivatives or structured securities may vary depending upon the manner in which the investments have been structured As a result, the value of such investments may change at a more rapid rate than that of traditional fixed-income securities.

  For more detailed information on derivatives and other investment techniques, see "Additional Investment Information" and the statement of additional information.

  FOREIGN RISK. The Fund may invest up to 25% of its assets in securities that are principally traded in securities markets outside the U.S. While investing in foreign securities is intended to reduce risk by providing further diversification, such investments do involve the following risks: publicly available information on issuers and securities may be scarce; many foreign countries do not follow the same accounting, auditing, and financial reporting standards as are used in the U.S.; market trading volumes may be smaller, resulting in less liquidity and more price volatility compared to U.S. securities of comparable quality; there may be less regulation of securities trading and its participants; the possibility may exist for expropriation, confiscatory taxation, nationalization, establishment of exchange controls, political or social instability or negative diplomatic development; and dividend or interest withholding may be imposed at the source.

  Investing in securities of issuers in emerging markets countries involves exposure to economic systems that are generally less mature and political systems that are generally less stable than those of developed countries. In addition, investing in companies in emerging markets countries may also involve exposure to national policies that may restrict investment by foreigners and undeveloped legal systems governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies in emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

  Fluctuations in foreign exchange rates impose an additional level of risk, possibly affecting the value of the Fund's foreign investments and earnings, as well as gains and losses realized through trades, and the unrealized appreciation or depreciation of investments. The Fund may also incur costs when it shifts assets from one country to another.

--------------------------------------------------------------------------------
PRICING SHARES
--------------------------------------------------------------------------------

  The Fund computes its net asset value as of the close of trading (currently 4:00 p.m. eastern time) on each day that the New York Stock Exchange (the "Exchange") is open. However, the Fund does not compute its net asset value on days when changes in the value of the Fund's securities do not affect the current net asset value of its shares. The Exchange is currently closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is arrived at by determining the value of all of the Fund's assets, subtracting all liabilities and dividing the result by the number of shares outstanding.

  Current values for the Fund's portfolio securities are determined as follows:

  (1) short-term investments purchased with maturities of sixty days or less are valued at amortized cost (original purchase price as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

  (2) short-term investments maturing in more than sixty days for which market quotations are readily available are valued at market value;

  (3) short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.

  All other investments are valued at market value or, where market quotations are not readily available, at fair value as determined in good faith by the Fund's Board of Trustees.

  The Fund believes that reliable market quotations are generally not readily available for purposes of valuing fixed income securities. As a result, it is likely that most of the valuations for such securities will be based upon their fair value determined under procedures that have been approved by the Fund's Board of Trustees. The Board of Trustees has authorized the use of a pricing service to determine the fair value of the Fund's fixed income securities and certain other securities.


--------------------------------------------------------------------------------
DIVIDENDS AND TAXES
--------------------------------------------------------------------------------


  The Fund has qualified and intends to continue to qualify as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund qualifies if, among other things, it distributes to its shareholders at least 90% of its net investment income for its fiscal year. The Fund also intends to make timely distributions, if necessary, sufficient in amount to avoid the nondeductible 4% excise tax imposed on a RIC when it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its net capital gains for the one-year period ending on October 31 of such calendar year.

  If the Fund qualifies as a RIC and if it distributes all of its net investment income and net capital gains, if any, to shareholders, it will be relieved of any federal income tax liability.

  The Fund will make distributions from its net investment income to its shareholders by the 15th day of each month and net capital gains, if any, at least annually. Shareholders receive Fund distributions in the form of additional shares of the Fund or at the shareholder's election (which must be made before the record date for the distribution), in cash. Fund distributions in the form of additional shares are made at net asset value without the imposition of a sales charge.

  Dividends and distributions are taxable whether they are received in cash or in shares. Income dividends and net short-term gains distributions are taxable as ordinary income. Net long-term gains distributions are taxable as capital gains regardless of how long the Fund's shares are held. If Fund shares held for less than six months are sold at a loss, however, such loss will be treated for tax purposes as a long-term capital loss to the extent of any long-term capital gains dividends received. Any taxable dividend declared in October, November, or December to shareholders of record in such a month and paid by the following January 31 will be includable in the taxable income of the shareholders as if paid on December 31 of the year in which the dividend was declared. Dividends and distributions may also be subject to state and local taxes.

  The Fund advises its shareholders annually as to the federal tax status of all distributions made during the year. Any income from tax free bonds is not expected to be tax-exempt to the shareholder.


--------------------------------------------------------------------------------
FUND MANAGEMENT AND EXPENSES
--------------------------------------------------------------------------------


FUND MANAGEMENT
  The Fund's Board of Trustees has absolute and exclusive control over the management and disposition of all assets of the Fund. Subject to the authority of the Fund's Board of Trustees, Keystone provides investment advice, management and administrative services to the Fund.

INVESTMENT ADVISER
  Keystone has provided investment advisory and management services to investment companies and private accounts since 1932. Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. ("Keystone Investments"). Keystone Investments provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone, its affiliates and the Keystone Investments Families of Funds. Both Keystone and Keystone Investments are located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

  On December 11, 1996, Keystone Investments succeeded to the business of a corporation with the same name, but under different ownership. Keystone Investments is a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB"). FUNB is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the U.S. based on total assets as of September 30, 1996.

  First Union is headquartered in Charlotte, North Carolina, and had $133.9 billion in consolidated assets as of September 30, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S. The Capital Management Group of FUNB, together with Lieber & Company and Evergreen Asset Management Corp., wholly-owned subsidiaries of FUNB, manage or otherwise oversee the investment of over $50 billion in assets belonging to a wide range of clients, including the Evergreen Family of Funds.

  Pursuant to its Investment Advisory and Management Agreement with the Fund (the "Advisory Agreement"), Keystone manages the investment and reinvestment of the Fund's assets, supervises the operation of the Fund and provides all necessary office space, facilities and equipment.

  The Fund pays Keystone a fee for its services at the annual rate set forth below

                                                                     AGGREGATE
                                                               NET ASSET VALUE
ANNUAL                                                           OF THE SHARES
MANAGEMENT FEE                      INCOME                         OF THE FUND
------------------------------------------------------------------------------
                                   2.0% of
                              Gross Dividend and
                            Interest Income, Plus
0.50% of the first                                           $100,000,000 plus
0.45% of the next                                            $100,000,000 plus
0.40% of the next                                            $100,000,000 plus
0.35% of the next                                            $100,000,000 plus
0.30% of the next                                            $100,000,000 plus
0.25% of amounts over                                        $500,000,000.

Keystone's fee is computed as of the close of business on each business day and payable daily.

  The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only so long as such continuance is specifically approved at least annually by the Board of Trustees or by the vote of shareholders of the Fund. In addition, the terms and annual continuance of the Advisory Agreement must be approved by the vote of a majority of the Independent Trustees (Trustees who are not interested persons (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the Fund's Distribution Plan or any agreement related thereto), cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund or Keystone or may be terminated by a vote of shareholders of the Fund. The Advisory Agreement will terminate automatically upon its assignment.

PRINCIPAL UNDERWRITER
  Evergreen Keystone Distributor, Inc. (formerly Evergreen Funds Distributor, Inc.) ("EKD"), a wholly-owned subsidiary of Furman Selz LLC ("Furman Selz"), which is not affiliated with First Union, is now the Fund's principal underwriter (the "Principal Underwriter"). EKD replaces Evergreen Keystone Investment Services, Inc. (formerly Keystone Investment Distributors Company) ("EKIS") as the Fund's principal underwriter. EKIS may no longer act as principal underwriter of the Fund due to regulatory restrictions imposed by the Glass-Steagall Act upon national banks such as FUNB and their affiliates, that prohibit such entities from acting as the underwriters or distributors of mutual fund shares. While EKIS may no longer act as principal underwriter of the Fund as discussed above, EKIS may continue to receive compensation from the Fund or the Principal Underwriter in respect of underwriting and distribution services performed prior to the termination of EKIS as principal underwriter. In addition, EKIS may also be compensated by the Principal Underwriter for the provision of certain marketing support services to the Principal Underwriter at an annual rate of up to 0.75% of the average daily net assets of the Fund, subject to certain restrictions. Both EKD and Furman Selz are located at 230 Park Avenue, New York, New York 10169.

SUB-ADMINISTRATOR
  Furman Selz provides officers and certain administrative services to the Fund pursuant to a sub-administration agreement. For its services under that agreement, Furman Selz receives a fee from Keystone at the maximum annual rate of 0.01% of the average daily net assets of the Fund.

CODE OF ETHICS
  The Fund has adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.

PORTFOLIO MANAGER
  Christopher P. Conkey has been the Fund's Portfolio Manager since January 1995. He is a Keystone Senior Vice President and Group Leader for the high grade fixed income area. Mr. Conkey joined Keystone as a fixed income portfolio manager in 1988.

FUND EXPENSES
  The Fund will pay all of its expenses. In addition to the investment advisory and distribution plan fees described in this prospectus, the principal expenses that the Fund is expected to pay include, but are not limited to, transfer, dividend disbursing, and shareholder servicing agent expenses; custodian expenses; fees of its independent auditors; fees of its Independent Trustees; fees of legal counsel to the Fund and to its Independent Trustees; fees payable to government agencies, including registration and qualification fees attributable to the Fund and its shares under federal and state securities laws; and certain extraordinary expenses. In addition to such expenses, the Fund pays its brokerage commissions, interest charges and taxes. For the fiscal year ended October 31, 1996, the Fund paid expenses, including indirectly paid expenses, equal to 1.95% of its average net assets.

  During the fiscal year ended October 31, 1996, the Fund paid or accrued to Keystone Management, Inc., the Fund's former investment manager, investment management and administrative services fees of $1,578,211 (0.60% of the Fund's average daily net assets). Of such amount, $1,341,479 was paid to Keystone for its investment advisory services to the Fund. During the same period, the Fund paid or accrued $23,191 to Keystone Investments for certain accounting services and $627,068 to Evergreen Keystone Service Company (formerly Keystone Investor Resource Center, Inc.) ("EKSC"), for services rendered as the Fund's transfer and dividend disbursing agent. EKSC, a wholly-owned subsidiary of Keystone, is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

SECURITIES TRANSACTIONS
  Under policies established by the Board of Trustees, Keystone selects broker-dealers to execute transactions subject to the receipt of best execution. When selecting broker-dealers to execute portfolio transactions for the Fund, Keystone may consider the number of shares of the Fund sold by such broker-dealers. In addition, broker-dealers executing portfolio transactions may, from time to time, be affiliated with the Fund, Keystone, the Principal Underwriter or their affiliates.

PORTFOLIO TURNOVER
  The Fund's portfolio turnover rates for the fiscal years ended October 31, 1995 and 1996 were 244% and 231%, respectively. High portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, as well as additional realized gains and/or losses to shareholders. For further information about brokerage and distributions, see the statement of additional information.

--------------------------------------------------------------------------------
DISTRIBUTION PLAN
--------------------------------------------------------------------------------

  The Fund bears some of the costs of selling its shares under a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Fund's Distribution Plan provides that the Fund may expend up to 0.3125% quarterly (approximately 1.25% annually) of the average daily net asset value of its shares to pay distribution costs for sales of its shares and to pay shareholder service fees. The NASD currently limits such annual expenditures to 1.00% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the Fund's Distribution Plan plus interest at the prime rate plus 1% on such amounts (less any contingent deferred sales charges ("CDSCs") paid by shareholders to the Principal Underwriter or its predecessor) remaining unpaid from time to time.

  Payments under the Distribution Plan are currently made to the Principal Underwriter (which may reallow all or part to others, such as broker-dealers) or its predecessor, (1) as commissions for Fund shares sold, (2) as shareholder service fees in respect of shares maintained by the recipient and outstanding on the Fund's books for specified periods and (3) as interest. Amounts paid or accrued to the Principal Underwriter in the aggregate may not exceed the annual limitations referred to above.

  The Principal Underwriter generally reallows to broker-dealers or others a commission equal to 4.00% of the price paid for each Fund share sold. In addition, the Principal Underwriter generally reallows to broker-dealers or others a shareholder service fee at a rate of 0.25% per annum of the net asset value of shares maintained by such recipient and outstanding on the books of the Fund for specified periods. See also "Arrangements with Broker-Dealers and Others" below.

  The financing of payments made by the Principal Underwriter to compensate broker-dealers or other persons for distributing shares of the Fund will be provided by FUNB or its affiliates.

  If the Fund is unable to pay the Principal Underwriter a commission on a new sale because the annual maximum (0.75% of average daily net assets) has been reached, the Principal Underwriter intends, but is not obligated, to continue to accept new orders for the purchase of Fund shares and to pay or accrue commissions and service fees to broker-dealer in excess of the amount it currently receives from the Fund ("Advances"). While the Fund is under no contractual obligation to reimburse the Principal Underwriter or its predecessor for Advances, the Principal Underwriter and its predecessor intend to seek full payment for such Advances from the Fund (together with interest at the rate of prime plus 1.00%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits. EKIS, the predecessor to the Principal Underwriter currently intends to seek payment of interest only on such Advances paid or accrued by EKIS subsequent to July 7, 1992. If the Fund's Independent Trustees authorize such payments, the effect will be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by the Distribution Plan.

  As of October 31, 1996, the maximum uncollected amounts for which EKIS, the predecessor to the Principal Underwriter, may seek payment from the Fund under its Distribution Plan was $9,151,321 ( ____ % of the Fund's net asset value).

  The amounts and purposes of expenditures under the Distribution Plan must be reported to the Independent Trustees quarterly. The Independent Trustees may require or approve changes in the operation of the Distribution Plan, and may require that total expenditures by the Fund under the Distribution Plan be kept within limits lower than the maximum amount permitted by the Distribution Plan as stated above. Unless limited by the Independent Trustees, such costs could, for some period of time, be higher than such costs permitted by most other plans presently adopted by other investment companies.

  The Distribution Plan may be terminated at any time by vote of the Fund's Independent Trustees, or by vote of a majority of the outstanding voting shares of the Fund. If the Distribution Plan is terminated, the Principal Underwriter will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of Advances.

  Any change in the Distribution Plan that would materially increase the distribution expenses of the Fund provided for in the Distribution Plan requires shareholder approval. Otherwise, the Distribution Plan may be amended by votes of the majority of both (1) the Fund's Trustees and (2) the Independent Trustees cast in person at a meeting called for the purpose of voting on such amendment.

  While the Distribution Plan is in effect, the Fund is required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.

ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS
  Upon written notice to broker-dealers, the Principal Underwriter may, at its own expense periodically sponsor programs that offer additional compensation in connection with sales of Fund shares. Participation in such programs may be available to all dealers or to selected broker-dealers who have sold or are expected to sell significant amounts of shares. Additional compensation may also include financial assistance to broker-dealers in connection with preapproved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent they are prohibited by the laws of any state or any self-regulatory agency, such as the NASD.

  The Principal Underwriter may, at its own expense, pay concessions in addition to those described above to broker-dealers that satisfy certain criteria established from time to time by the Principal Underwriter. These conditions relate to increasing sales of shares of the Keystone funds over specified periods and certain other factors. Such payments, depending on the broker-dealer's satisfaction of the required conditions, may be periodic and may be up to 1.00% of the value of shares sold by such dealer.

  The Principal Underwriter also may pay banks and other financial services firms that facilitate transations in shares of the Fund for their clients a transaction fee up to the level of payments made allowable to broker-dealers for the sale of such shares as described above.

  The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling. or distributing the shares of registered open-end investment companies such as the Fund. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Keystone and its affiliates, since they are direct or indirect subsidiaries of FUNB, are subject to and in compliance with the aforementioned laws and regulations. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting certain payments from the Fund, or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider what action, if any, is appropriate.

  In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.


--------------------------------------------------------------------------------
HOW TO BUY SHARES
--------------------------------------------------------------------------------


  You may purchase shares of the Fund from any broker-dealer that has a selling agreement with the Principal Underwriter.

  In addition, you may purchase Fund shares by mailing to the Fund, c/o Evergreen Keystone Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed account application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed account application. Subsequent investments in the Fund's shares in any amount may be made by check, by wiring Federal funds, by direct deposit or by an electronic funds transfer ("EFT").

  The Fund's shares are sold at the public offering price, which is equal to the net asset value per share next computed after the Fund receives the purchase order. The initial purchase must be at least $1,000 except for purchases by participants in certain retirement plans for which the minimum is waived. There is no minimum for subsequent purchases. Purchase payments are fully invested at net asset value. There are no sales charges on purchases of Fund shares at the time of purchase.

CONTINGENT DEFERRED SALES CHARGE
  With certain exceptions, when shares are redeemed within four calendar years after their purchase, a CDSC may be imposed at rates ranging from a maximum of 4.00% of amounts redeemed during the same calendar year of purchase to 1.00% of amounts redeemed during the fourth calendar year after purchase. No CDSC is imposed on amounts redeemed thereafter. If imposed, the CDSC is deducted from the redemption proceeds otherwise payable to you. CDSCs are, to the extent permitted by NASD, paid to the Principal Underwriter or its predecessor.

  The CDSC is a declining percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the total cost of such shares. No CDSC is imposed on amounts derived from (1) increases in the value of the shares redeemed (the value of the account with respect to shares purchased prior to January 1, 1997) above the total cost of such shares due to increases in the net asset value per share of the Fund; (2) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; or (3) shares held in all or part of more than four consecutive calendar years.

  Upon request for redemption, shares not subject to a CDSC will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed. No CDSC is payable on permitted exchanges of shares between funds in the Keystone Fund Family that have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act. For purposes of computing CDSCs, when shares of one fund are exchanged for shares of another fund, the date of purchase of the shares being acquired by exchanges is deemed to be the date the shares being tendered for exchange were originally purchased.

WAIVER OF DEFERRED SALES CHARGE
  No CDSC is imposed on a redemption of shares of the Fund in the event of (1) death or disability of the shareholder; (2) a lump-sum distribution from a 401
(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under Systematic Income Plan of up to 1% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

  Shares also may be sold, to the extent permitted by applicable law, at net asset value without the payment of commissions or the imposition of a CDSC to
(1) certain officers, Directors, Trustees, officers and employees of the Fund, Keystone and certain of their affiliates; (2) registered representatives of firms with dealer agreements with the Principal Underwriter; and (3) a bank or trust company acting as trustee for a single account. See the statement of additional information for more details

--------------------------------------------------------------------------------
HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

  You may redeem Fund shares for cash at the redemption value by the writing to the Fund, c/o Evergreen Keystone Service Company, Box 2121, Boston, Massachusetts 02106-2121 and presenting a properly endorsed share certificate (if certificates have been issued) to the Fund. Your signature(s) on the written order and certificates must be guaranteed as described below.

  You may also redeem your shares through your broker-dealer. The Principal Underwriter, acting as agent for the Fund, stands ready to repurchase Fund shares upon orders from broker-dealers and will calculate the net asset value on the same terms as those orders for the purchase of shares received from broker-dealers and described under "How to Buy Shares." If the Principal Underwriter has received proper documentation, it will pay the redemption proceeds, less any applicable CDSC, to the broker-dealer placing the order within seven days thereafter. The Principal Underwriter charges no fee for this service. Your broker-dealer, however, may charge a service fee.

  The redemption value equals the net asset value adjusted for fractions of a cent and may be more or less than your cost depending upon changes in the value of the Fund's portfolio securities between purchase and redemption. The Fund may impose a CDSC at the time of redemption of certain shares as explained in "How to Buy Shares." If imposed, the Fund deducts the CDSC from the redemption proceeds otherwise payable to you.

REDEMPTION OF SHARES IN GENERAL
  At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such a case, the Fund will mail the redemption proceeds upon clearance of the purchase check, which may take up to 15 days or more. Any delay may be avoided by purchasing shares with a certified check, by Federal Reserve or bank wire of funds, by direct deposit or by EFT. Although the mailing of a redemption check may be delayed, the redemption value will be determined and the redemption processed in the ordinary course of business upon receipt of proper documentation. In such a case, after the redemption and prior to the release of the proceeds, no appreciation or depreciation will occur in the value of the redeemed shares, and no interest will be paid on the redemption proceeds. If the payment of a redemption has been delayed, the check will be mailed or the proceeds wired or sent EFT promptly after good payment has been collected.

  The Fund computes the amount due you at the close of the Exchange at the end of the day on which it has received all proper documentation from you. Payment of the amount due on redemption, less any applicable CDSC, will be made within seven days thereafter, except as discussed herein.

  For your protection, SIGNATURES ON CERTIFICATES, STOCK POWERS AND ALL WRITTEN ORDERS OR AUTHORIZATIONS MUST BE GUARANTEED BY A U.S. STOCK EXCHANGE MEMBER, A BANK OR OTHER PERSONS ELIGIBLE TO GUARANTEE SIGNATURES UNDER THE SECURITIES EXCHANGE ACT OF 1934 AND EKSC'S POLICIES. The Fund and EKSC may waive this requirement or may require additional documents in certain cases. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Fund and EKSC reserve the right to withdraw this waiver at any time.

  If the Fund receives a redemption or repurchase order, but you have not clearly indicated the amount of money or number of shares involved, the Fund cannot execute the order. In such cases, the Fund will request the missing information from the shareholder and process the order the day it receives such information.

TELEPHONE REDEMPTIONS
  Under ordinary circumstances, you may redeem up to $50,000 from your account by telephone by calling toll free 1-800-343-2898. As mentioned above, to engage in telephone transactions generally, you must complete the appropriate sections of the Fund's application.

  In order to insure that instructions received by EKSC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request. Written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days.

  If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth above.

SMALL ACCOUNTS
  Because of the high cost of maintaining small accounts, the Fund reserves the right to redeem your account if its value has fallen below $1,000, the current minimum investment level, as a result of your redemptions (but not as a result of market action). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level. No CDSCs are applied to such redemptions.


GENERAL
  The Fund reserves the right at any time to terminate, suspend or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.


  Except as otherwise noted, neither the Fund, EKSC nor the Principal Underwriter assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Keystone Automated Response Line ("KARL") or by telephone. EKSC will employ reasonable procedures to confirm that instructions received over KARL or by telephone are genuine. Neither the Fund, EKSC nor the Principal Underwriter will be liable when following instructions received over KARL or by telephone that EKSC reasonably believes to be genuine.

  The Fund may temporarily suspend the right to redeem its shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission so orders.


--------------------------------------------------------------------------------
SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


  Details on all shareholder services may be obtained by writing to EKSC or calling toll free 1-800-343-2898.


KEYSTONE AUTOMATED RESPONSE LINE
  The Keystone Automated Response Line offers shareholders specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. Shareholders may access KARL by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.


EXCHANGES
  If you have obtained the appropriate prospectus you may exchange shares of the Fund for shares of any other fund in the Keystone Fund Family on the basis of their respective net asset values by calling toll free 1-800-343-2898 or by writing Evergreen Keystone Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. (See "How to Redeem Shares" for additional information with respect to telephone transactions.)

  Fund shares purchased by check may be exchanged for shares of any of the funds in the Keystone Fund Family, other than Keystone Precious Metals Holdings, Inc. ("KPMH"). In order to exchange Fund shares for shares of KPMH, a shareholder must have held such Fund shares for a period of at least six months. All exchanges may be made without a fee. If the shares being tendered for exchange have been held for less than four years and are still subject to a CDSC, such charge will carry over to the shares being acquired in the exchange transaction. The Fund reserves the right, after 60 days' notice to shareholders, to terminate this exchange offer or to change its terms, including the right to charge for any exchange.


  Orders to exchange shares of the Fund for shares of Keystone Liquid Trust ("KLT") will be executed by redeeming the shares of the Fund and purchasing shares of KLT at the net asset value of KLT shares determined after the proceeds from such redemption become available, which may be up to seven days after such redemption. In all other cases, orders for exchanges received by the Fund prior to 4:00 p.m. eastern time on any day the funds are open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after 4:00 p.m. eastern time on any business day will be executed at the respective net asset values determined at the close of the next business day.


  An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund, in addition to its right to reject any exchange, reserves the right to terminate the exchange privilege of any shareholder who makes more than five exchanges of shares in a year or three in a calendar quarter.


  An exchange order must comply with the requirements for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial purchase requirements of the fund being acquired. An exchange constitutes a sale for federal income tax purposes.

  The exchange privilege is available only in states where shares of the fund being acquired may legally be sold.


RETIREMENT PLANS
  The Fund has various retirement plans available to you, including: Individual Retirement Accounts (IRAs); Rollover IRAs; Simplified Employee Pension Plans
(SEPs); Salary Reduction Plans (SAREPs); Tax Sheltered Annuity Plans (TSAs); 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Corporate Profit-Sharing Plans; Pension and Target Benefit Plans; and Money Purchase Plans. For details, including fees and application forms, call EKSC toll free at 1-800-247-4075 or write to EKSC at P.O. Box 2121, Boston, Massachusetts 02106-2121.

AUTOMATIC INVESTMENT PLAN
  With a Keystone Automatic Investment Plan, you can automatically transfer as little as $100 per month or quarter from your bank account or KLT to the Keystone fund of your choice. Your bank account will be debited for each transfer. You will receive confirmation with your next bank account statement.

  To establish or terminate an Automatic Investment Plan or to change the amount or schedule of your automatic investments, you may write to or call EKSC. Please include your account number(s). Termination of an Automatic Investment Plan may take up to 30 days.

SYSTEMATIC INCOME PLAN
  Under a Systematic Income Plan, you may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $100 and may be as much as 1% per month or 3% per quarter of the total net asset value of the Fund shares in your account when a Systematic Income Plan is opened. Fixed withdrawal payments are not subject to a CDSC. Excessive withdrawals may decrease or deplete the value of your account.


OTHER SERVICES
  Under certain circumstances, shareholders may, within 30 days after a redemption, reinstate their accounts at current net asset value.

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PERFORMANCE DATA
--------------------------------------------------------------------------------


  From time to time, the Fund may advertise "total return" and "current yield." BOTH FIGURES ARE BASED ON HISTORICAL RESULTS. PAST PERFORMANCE SHOULD NOT BE CONSIDERED REPRESENTATIVE OF RESULTS FOR ANY FUTURE PERIOD OF TIME. Total return refers to the Fund's average annual compounded rates of return over specified periods determined by comparing the initial amount invested to the ending redeemable value of that amount. The resulting equation assumes reinvestment of all dividends and distributions and deduction of all recurring charges, if any, applicable to all shareholder accounts. The deduction of the CDSC is reflected in the applicable years. The exchange fee is not included in the calculation.


  Current yield quotations represent the yield on an investment for a stated 30-day period computed by dividing net investment income earned per share during the base period by the maximum offering price per share on the last day of the base period.

  The Fund may include comparative performance information in advertising or marketing the Fund's shares, such as data from Lipper Analytical Services, Inc., Morningstar, Inc., CDS-Weisenberger and Value Line, or other industry publications.


--------------------------------------------------------------------------------
FUND SHARES
--------------------------------------------------------------------------------


  The Fund currently issues one class of shares, which participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued and paid for, the shares will be fully paid and nonassessable by the Fund. Shares may be exchanged as explained under "Shareholder Services," but will have no other preference, conversion, exchange or preemptive rights. Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares are redeemable, transferable and freely assignable as collateral. There are no sinking fund provisions. The Fund may establish additional classes or series of shares.


  The Fund does not have annual meetings. The Fund will have special meetings from time to time as required under its Restatement of Trust Agreement (the "Trust Agreement") and under the 1940 Act. As provided in the Trust Agreement, shareholders have the right to remove Trustees by an affirmative vote of two-thirds of the outstanding shares. A special meeting of the shareholders will be held when holders of 10% of the outstanding shares request a meeting for the purpose of removing a Trustee. The Fund is prepared to assist shareholders in communications with one another for the purpose of convening such a meeting as prescribed by Section 16(c) of the 1940 Act.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

  When the Fund determines from its records that more than one account in the Fund is registered in the name of a shareholder or shareholders having the same address, upon written notice to those shareholders, the Fund intends, when an annual report or semi-annual report of the Fund is required to be furnished, to mail one copy of such report to that address.


  Except as otherwise stated in this prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or change fees for services provided.

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                      ADDITIONAL INVESTMENT INFORMATION
--------------------------------------------------------------------------------

               DESCRIPTIONS OF CERTAIN TYPES OF INVESTMENTS AND
                 INVESTMENT TECHNIQUES AVAILABLE TO THE FUND

  The Fund may engage in the following investment practices to the extent described in the prospectus and the statement of additional information.

OBLIGATIONS OF FOREIGN BRANCHES OF UNITED STATES BANKS
  The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S., and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

OBLIGATIONS OF UNITED STATES BRANCHES OF FOREIGN BANKS
  Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.


MASTER DEMAND NOTES
  Master demand notes are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Notes purchased by the Fund permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded, and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, Keystone considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund will invest in them only if at the time of an investment the issuer meets the criteria established for commercial paper discussed in the statement of additional information (which limits such investments to commercial paper rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch Investors Service, Inc.).

REPURCHASE AGREEMENTS
  The Fund may enter into repurchase agreements with member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by Keystone to be credit-worthy. Such persons must be registered as U.S. government securities dealers with an appropriate regulatory organization. Under such agreements, the bank, primary dealer or other financial institution agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon date and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Under a repurchase agreement, the seller must maintain the value of the securities subject to the agreement at not less than the repurchase price, such value being determined on a daily basis by marking the underlying securities to their market value. Although the securities subject to the repurchase agreement might bear maturities exceeding a year, the Fund only intends to enter into repurchase agreements that provide for settlement within a year and usually within seven days. Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve book entry system. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible declines in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto;
(2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights. The Board of Trustees has established procedures to evaluate the creditworthiness of each party with whom the Fund enters into repurchase agreements by setting guidelines and standards of review for Keystone and monitoring Keystone's actions with regard to repurchase agreements.

REVERSE REPURCHASE AGREEMENTS
  Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. The Fund intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the Fund's custodian containing liquid assets such as U.S. government securities or other high grade debt securities, having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price.

"WHEN ISSUED" AND "FORWARD COMMITMENT" TRANSACTIONS
  The Fund may also purchase securities and currencies on a when issued and delayed delivery basis and may purchase or sell securities on a forward commitment basis. When issued and delayed delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of purchase. A forward commitment transaction is an agreement by the Fund to purchase or sell securities at a specified future date. The Fund may also enter into foreign currency forward contracts which are described in more detail in the section of the Exhibit entitled "Foreign Currency Transactions." When the Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When issued, delayed delivery and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by the Fund, however, until it receives payment or delivery from the other party to the transaction. The Securities and Exchange Commission has established certain requirements to assure that the Fund is able to meet its obligations under these contracts, for example, a separate account of liquid assets equal to the value of such purchase commitments may be maintained until payment is made. When issued, delayed delivery and forward commitment transactions are subject to risks from changes in value based upon changes in the level of interest rates, currency rates and other market factors, both before and after delivery. The Fund does not accrue any income on such securities or currencies prior to their delivery. To the extent the Fund engages in any of these transactions, it will do so consistent with its investment objective and policies and not for the purpose of investment leverage. The Fund currently does not intend to invest more than 5% of its assets in when issued or delayed delivery transactions.


LOANS OF SECURITIES TO BROKER-DEALERS
  The Fund may lend securities to brokers and dealers pursuant to agreements requiring that the loans be continuously secured by cash or securities of the U.S. government, its agencies or instrumentalities, or any combination of cash and such securities, as collateral equal at all times in value to at least the market value of the securities loaned. Such securities loans will not be made with respect to the Fund if as a result the aggregate of all outstanding securities loans exceeds 15% of the value of the Fund's total assets taken at their current value. The Fund continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of the cash loan collateral in U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if, in the opinion of the Fund, a material event affecting the investment is to occur. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans may be made, however, to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.


DERIVATIVES
  The Fund may only use derivatives in furtherance of its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.


  Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and either in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The use of derivatives for non-hedging purposes entails greater risks than if derivatives were used solely for hedging purposes. The Fund uses futures contracts and related options as well as forwards for hedging purposes. Derivatives are a valuable tool, which, when used properly, can provide significant benefit to Fund shareholders. With respect to the Fund, Keystone does not currently intend to aggressively use derivatives. The Fund may take positions in those derivatives that are within its investment policies if, in Keystone's judgement, this represents an effective response to current or anticipated market conditions. Keystone's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objective and policies.

  Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

  There are four principal types of derivative instruments--options, futures, forwards and swaps--from which virtually any type of derivative transaction can be created. Further information regarding options, futures, forwards and swaps is provided later in this section and is provided in the Fund's statement of additional information.

  Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities." An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations. See "Indexed Commercial Paper" and "Structured Securities" below. The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities. See "Mortgage Related Securities," "Collateralized Mortgage Obligations," "Adjustable Rate Mortgage Securities," "Stripped Mortgage Securities," "Mortgage Securities -- Special Considerations," and "Other Asset-Backed Securities" and the Fund's statement of additional information.

  While the judicious use of derivatives by experienced investment managers such as Keystone can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Fund.

* Market Risk -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to the Fund's interest.

* Management Risk -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

* Credit Risk -- This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

* Liquidity Risk -- Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

* Leverage Risk -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

* Other Risks -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

OPTIONS TRANSACTIONS
  WRITING COVERED OPTIONS. The Fund may write (i.e., sell) covered call and put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Fund also may write straddles (combinations of covered puts and calls on the same underlying security).

  The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. If the Fund has written options against all of its securities that are available for writing options, the Fund may be unable to write additional options unless it sells a portion of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs may result. The Fund does not expect, however, that this will occur.

  The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

  The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option, which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and, by writing a put option, the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

  PURCHASING OPTIONS. The Fund may purchase put or call options, including put or call options for the purpose of offsetting previously written put or call options of the same series.

  If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

  An option position may be closed out only in a secondary market for an option of the same series. Although the Fund generally will write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and, for some options, no secondary market may exist. In such event, it might not be possible to effect a closing transaction in a particular option.

  Options on some securities are relatively new, and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair the Fund's ability to use such options to achieve its investment objective.

  OPTIONS TRADING MARKETS. Options in which the Fund will trade are generally listed on national securities exchanges. Exchanges on which such options currently are traded include the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Options on some securities may not be listed on any exchange, but traded in the over-the-counter market. Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions could fail to meet their obligations to the Fund. The use of options traded in the over-the-counter market may be subject to limitations imposed by certain state securities authorities. In addition to the limits on its use of options discussed herein, the Fund is subject to the investment restrictions described in this prospectus and in the statement of additional information.

  The staff of the Securities and Exchange Commission is of the view that the premiums that the Fund pays for the purchase of unlisted options and the value of securities used to cover unlisted options written by the Fund are considered to be invested in illiquid securities or assets for the purpose of calculating whether the Fund is in compliance with its policies on illiquid securities.

FUTURES TRANSACTIONS
  The Fund may enter into currency and other financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into securities, currency or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

  The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities or currencies. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines. The Fund intends to purchase futures contracts in order to fix what is believed by Keystone to be a favorable price and rate of return for securities or favorable exchange rate for currencies the Fund intends to purchase.

  The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

  The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case, it would continue to bear market risk on the transaction.

  Although futures and related options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates, exchange rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if Keystone correctly predicts interest or exchange rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities or currencies positions may be caused by differences between the futures and securities or currencies markets or by differences between the securities or currencies underlying the Fund's futures position and the securities or currencies held by or to be purchased for the Fund. Keystone will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

  The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in its prospectus and statement of additional information.

FOREIGN CURRENCY TRANSACTIONS
  As discussed above, the Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities, they usually will be denominated in foreign currencies, and the Fund temporarily may hold funds in foreign currencies. Thus, the value of Fund shares will be affected by changes in exchange rates.

  As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. Although the Fund does not currently intend to do so, the Fund may also purchase and sell options related to foreign currencies. The Fund does not intend to enter into foreign currency transactions for speculation or leverage.

INTEREST RATE TRANSACTIONS (SWAPS, CAPS AND FLOORS). If the Fund enters into interest rate swap, cap or floor transactions, it expects to do so primarily for hedging purposes, which may include preserving a return or spread on a particular investment or portion of its portfolio or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. The Fund does not currently intend to use these transactions in a speculative manner.

  Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate caps and floors are similar to options in that the purchase of an interest rate cap or floor entitles the purchaser, to the extent that a specified index exceeds (in the case of a cap) or falls below (in the case of a floor) a predetermined interest rate, to receive payments of interest on a contractually-based principal ("notional") amount from the party selling the interest rate cap or floor. The Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

  The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become more established and relatively liquid. Caps and floors are less liquid than swaps. These transactions also involve the delivery of securities or other underlying assets and principal. Accordingly, the risk of loss to the Fund from interest rate transactions is limited to the net amount of interest payments that the Fund is contractually obligated to make.

INDEXED COMMERCIAL PAPER. Indexed commercial paper may have its principal linked to changes in foreign currency exchange rates whereby its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the referenced exchange rate. If permitted by its investment policies, the Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Fund to hedge (or cross-hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.

MORTGAGE-RELATED SECURITIES. The mortgage-related securities in which the Fund may invest typically are securities representing interests in pools of mortgage loans made to home owners. Mortgage-related securities bear interest at either a fixed rate or an adjustable rate determined by reference to an index rate. The mortgage loan pools may be assembled for sale to investors (such as the Fund) by governmental or private organizations. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") are backed by the full faith and credit of the U.S. government; those issued by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") are not so backed.

  Securities representing interests in pools created by private issuers generally offer a higher rate of interest than securities representing interests in pools created by governmental issuers because there are no direct or indirect governmental guarantees of the underlying mortgage payments. However, private issuers sometimes obtain committed loan facilities, lines of credit, letters of credit, surety bonds or other forms of liquidity and credit enhancement to support the timely payment of interest and principal with respect to their securities if the borrowers on the underlying mortgages fail to make their mortgage payments. The ratings of such non-governmental securities are generally dependent upon the ratings of the providers of such liquidity and credit support and would be adversely affected if the rating of such an enhancer were downgraded. The Fund may buy mortgage-related securities without credit enhancement if the securities meet the Fund's investment standards. Although the market for mortgage-related securities is becoming increasingly liquid, those of certain private organizations may not be readily marketable.

  One type of mortgage-related security is of the "pass-through" variety. The holder of a pass-through security is considered to own an undivided beneficial interest in the underlying pool of mortgage loans and receives a pro rata share of the monthly payments made by the borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities. Prepayments of mortgages resulting from the sale, refinancing or foreclosure of the underlying properties are also paid to the holders of these securities. Some mortgage-related securities, such as securities issued by GNMA, are referred to as "modified pass-through" securities. The holders of these securities are entitled to the full and timely payment of principal and interest, net of certain fees, regardless of whether payments are actually made on the underlying mortgages. Another form of mortgage-related security is a "pay-through" security, which is a debt obligation of the issuer secured by a pool of mortgage loans pledged as collateral that is legally required to be paid by the issuer regardless of whether payments are actually made on the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS. ("CMOs") are the predominant type of "pay-through" mortgage-related security. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. The collateral securing the CMOs may consist of a pool of mortgages, but may also consist of mortgage-backed bonds or pass-through securities. CMOs may be issued by a U.S. government instrumentality or agency or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by GNMA, FNMA or FHLMC, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by GNMA, FNMA, FHLMC, any other governmental agency or any other person or entity.

INVERSE FLOATING RATE COLLATERALIZED MORTGAGE OBLIGATIONS. In addition to investing in fixed rate and adjustable rate CMOs, if consistent with its investment objective, the Fund may also invest in CMOs with rates that move inversely to market rates ("inverse floaters").

  An inverse floater bears an interest rate that resets in the opposite direction of the change in a specified interest rate index. As market interest rates rise, the interest rate on the inverse floater goes down, and vice versa. Inverse floaters tend to exhibit greater price volatility than fixed-rate bonds of similar maturity and credit quality. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise. Moreover, the secondary market for inverse floaters may be limited in rising interest rate environments.

ADJUSTABLE RATE MORTGAGE SECURITIES. Another type of mortgage-related security, known as adjustable-rate mortgage securities ("ARMS"), bears interest at a rate determined by reference to a predetermined interest rate or index. There are two main categories of rates or indices: (1) rates based on the yield on U.S. Treasury securities and (2) indices derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Some rates and indices closely mirror changes in market interest rate levels, while others tend to lag changes in market rate levels and tend to be somewhat less volatile.

  ARMS may be secured by adjustable-rate mortgages or fixed-rate mortgages. ARMS secured by fixed-rate mortgages generally have lifetime caps on the coupon rates of the securities. To the extent that general interest rates increase faster than the interest rates on the ARMS, these ARMS will decline in value. The adjustable-rate mortgages that secure ARMS will frequently have caps that limit the maximum amount by which the interest rate or the monthly principal and interest payments on the mortgages may increase. These payment caps can result in negative amortization (i.e., an increase in the balance of the mortgage loan). Furthermore, since many adjustable-rate mortgages only reset on an annual basis, the values of ARMS tend to fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable-rate mortgages.

STRIPPED MORTGAGE SECURITIES. Stripped mortgage-related securities ("SMRS") are mortgage-related securities that are usually structured with two classes of securities collateralized by a pool of mortgages or a pool of mortgaged-backed bonds or pass-through securities, with each class receiving different proportions of the principal and interest payments from the underlying assets. A common type of SMRS has one class of interest-only securities ("IOs") receiving all of the interest payments from the underlying assets, while the other class of securities, principal-only securities ("POs"), receives all of the principal payments from the underlying assets. IOs and POs are extremely sensitive to interest rate changes and are more volatile than mortgage-related securities that are not stripped. IOs tend to decrease in value as interest rates decrease, while POs generally increase in value as interest rates decrease. If prepayments of the underlying mortgages are greater than anticipated, the amount of interest earned on the overall pool will decrease due to the decreasing principal balance of the assets. Changes in the values of IOs and POs can be substantial and occur quickly, such as occurred in the first half of 1994 when the value of many POs dropped precipitously due to increase in interest rates. For this reason the Fund does not rely on IOs and POs as the principal means of furthering its investment objective.

MORTGAGE-RELATED SECURITIES -- SPECIAL CONSIDERATIONS. The value of mortgage-related securities is affected by a number of factors. Unlike traditional debt securities, which have fixed maturity dates, mortgage-related securities may be paid earlier than expected as a result of prepayment of the underlying mortgages. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in the early payment of the applicable mortgage-related securities. In that event the Fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities causes these securities to experience significantly greater price and yield volatility than experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by the level of general interest rates, general economic conditions and other social and demographic factors. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

  As with fixed-income securities generally, the value of mortgage-related securities can also be adversely affected by increases in general interest rates relative to the yield provided by such securities. Such adverse effect is especially possible with fixed-rate mortgage securities. If the yield available on other investments rises above the yield of the fixed-rate mortgage securities as a result of general increases in interest rate levels, the value of the mortgage-related securities will decline. Although the negative effect could be lessened if the mortgage-related securities were to be paid earlier (thus permitting the Fund to reinvest the prepayment proceeds in investments yielding the higher current interest rate), as described above the rate of mortgage prepayments and earlier payment of mortgage-related securities generally tends to decline during a period of rising interest rates.

  Although the value of ARMS may not be affected by rising interest rates as much as the value of fixed-rate mortgage securities is affected by rising interest rates, ARMS may still decline in value as a result of rising interest rates. Although, as described above, the yield on ARMS varies with changes in the applicable interest rate or index, there is often a lag between increases in general interest rates and increases in the yield on ARMS as a result of relatively infrequent interest rate reset dates. In addition, adjustable-rate mortgages and ARMS often have interest rate or payment caps that limit the ability of the adjustable-rate mortgages or ARMS to fully reflect increases in the general level of interest rates.

OTHER ASSET-BACKED SECURITIES. The securitization techniques used to develop mortgage-related securities are being applied to a broad range of financial assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans and leases, credit card receivables, home equity loans, equipment leases and trade receivables, are being securitized in structures similar to the structures used in mortgage securitizations. These asset-backed securities are subject to risks associated with changes in interest rates and prepayment of underlying obligations similar to the risks of investment in mortgage-related securities discussed above.

  Each type of asset-backed security also entails unique risks depending on the type of assets involved and the legal structure used. For example, credit card receivables are generally unsecured obligations of the credit card holder and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There have also been proposals to cap the interest rate that a credit card issuer may charge. In some transactions, the value of the asset-backed security is dependent on the performance of a third party acting as credit enhancer or servicer. Furthermore, in some transactions (such as those involving the securitization of vehicle loans or leases) it may be administratively burdensome to perfect the interest of the security issuer in the underlying collateral and the underlying collateral may become damaged or stolen.

VARIABLE, FLOATING AND LEVERAGED INVERSE FLOATING RATE INSTRUMENTS. Fixed-income securities may have fixed, variable or floating rates of interest. Variable and floating rate securities pay interest at rates that are adjusted periodically, according to a specified formula. A "variable" interest rate adjusts at predetermined intervals (e.g., daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes.

  If permitted by its investment policies, the Fund may invest in fixed-income securities that pay interest at a coupon rate equal to a base rate, plus additional interest for a certain period of time if short-term interest rates rise above a predetermined level or "cap." The amount of such an additional interest payment typically is calculated under a formula based on a short-term interest rate index multiplied by a designated factor.

  An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in market value.


STRUCTURED SECURITIES. Structured securities represent interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations or foreign government securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of structured securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities of a given class may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities.

                         -------------------------------
                                    KEYSTONE
                                  FUND FAMILY

                                       *


                             Quality Bond Fund (B-1)
                           Diversified Bond Fund (B-2)
                           High Income Bond Fund (B-4)
                               Balanced Fund (K-1)
                           Strategic Growth Fund (K-2)
                          Growth and Income Fund (S-1)
                            Mid-Cap Growth Fund (S-3)
                         Small Company Growth Fund (S-4)
                             International Fund Inc.
                         Precious Metals Holdings, Inc.
                                  Tax Free Fund
                                  Liquid Trust


                         -------------------------------


---------------------------------
       Evergreen Keystone
[logo]       FUNDS        [logo]
---------------------------------

Evergreen Keystone Distributor, Inc.
230 Park Avenue
New York, New York 10169

B1-P 2/97
12M
540110                  [recycle logo]



                     ---------------------------------------
                                    KEYSTONE

                                [graphic omitted]

                                     QUALITY
                                 BOND FUND (B-1)

                     ---------------------------------------



                       ---------------------------------
                               Evergreen Keystone
                       [logo]        FUNDS        [logo]
                       ---------------------------------


                                 PROSPECTUS AND
                                   APPLICATION

                        KEYSTONE QUALITY BOND FUND (B-1)


                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                        KEYSTONE QUALITY BOND FUND (B-1)

                                 February , 1997



         This statement of additional information is not a prospectus but relates to, and should be read in conjunction with, the prospectus of Keystone Quality Bond Fund (B-1) (the "Fund") dated February 28, 1997. You may obtain a copy of the prospectus may be obtained from the Fund's principal underwriter, Evergreen Keystone Distributors, Inc. ("EKD") or your broker-dealer. EKD is located at 230 Park Avenue, New York, New York 10169, or your broker-dealer.



--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

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                                                                           Page

The Fund .....................................................................2
Investment Restrictions.......................................................2
Valuation of Securities.......................................................3
Distributions And Taxes.......................................................4
Sales Charges.................................................................5
Distribution Plan.............................................................7
The Trust Agreement...........................................................8
Investment Adviser............................................................9
Trustees And Officers........................................................11
Principal Underwriter........................................................14
Sub-administrator............................................................15
Brokerage....................................................................15
Expenses ....................................................................17
Standardized Total Return And Yield Quotations...............................18
Financial Statements.........................................................18
Additional Information.......................................................19
Appendix ...................................................................A-1


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                                    THE FUND

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         The Fund is an open-end, diversified management investment company. The
Fund's investment objective is to provide shareholders with the highest possible income consistent with preservation of principal.

         Keystone Investment Management Company ("Keystone") is the Fund's investment adviser. Evergreen Keystone Distributors, Inc. (formerly Evergreen Funds Distributor, Inc.) ("EKD") is the Fund's principal underwriter. Evergreen Keystone Investment Services, Inc. (formerly Keystone Investment Distributors Company) ("EKIS") is the predecessor to EKD. See "Investment Adviser" and "Principal Underwriter" below.

         Certain information about the Fund is contained in its prospectus. This statement of additional information provides additional information about the Fund that may be of interest to some investors.


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                             INVESTMENT RESTRICTIONS

-------------------------------------------------------------------------------


FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Fund has adopted the fundamental investment restrictions set forth below, which may not be changed without a vote of the majority of the Fund's outstanding shares (as defined in the Investment Company Act of 1940 (the "1940 Act")). Unless otherwise stated, all references to Fund assets are in terms of current market value.

         The Fund may not do the following:

         (1) with respect to 75% of its total assets, invest more than 5% of the value of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, all as determined immediately after such investment; provided that these limitations do not apply to investments in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;

         (2) borrow money, except that the Fund may (a) borrow money from banks for temporary or emergency purposes in aggregate amounts up to 10% of the value of the Fund's net assets (computed at cost), or (b) enter into reverse repurchase agreements, provided that bank borrowings and reverse repurchase agreements, in aggregate, shall not exceed 10% of the value of the Fund's net assets;

         (3) underwrite securities, except that the Fund may purchase securities from issuers thereof or others and dispose of such securities in a manner consistent with its other investment policies; in the disposition of restricted securities the Fund may be deemed to be an underwriter, as defined in the Securities Act of 1933 (the "1933 Act");

         (4) purchase or sell real estate or interests in real estate, except that it may purchase and sell securities secured by real estate and securities of companies which invest in real estate, and will not purchase or sell commodities or commodity contracts, except that the Fund may engage in currency or other financial futures contracts and related options transactions;

         (5) invest for the primary purpose of exercising control over or management of any one issuer;

         (6) make margin purchases or short sales of securities;

         (7) make loans, except that the Fund may purchase money market securities, enter into repurchase agreements, buy publicly and privately distributed debt securities and lend limited amounts of its portfolio securities to broker-dealers; all such investments must be consistent with the Fund's investment objective and policies;

         (8) invest more than 25% of its assets in the securities of issuers in any single industry other than securities issued by banks and savings and loan associations or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; and

         (9) purchase the securities of any other investment company except in the open market and at customary brokerage rates and in no event more than 3% of the voting securities of any investment company.

         If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in the value of a security or a decrease in Fund assets is not a violation of the limit.

         The Fund has no current intention of attempting to increase its net income by borrowing and intends to repay any borrowings made in accordance with the fourth investment restriction enumerated above before it makes any additional investments.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

         With respect to illiquid securities, the Fund intends to follow the policies of the Securities and Exchange Commission. Currently, the Fund will not invest more than 15% of its net assets in illiquid securities. Also, the Fund will treat securities as illiquid if it may not sell or dispose of the security in the ordinary course of business within seven days at approximately the value at which the Fund has valued such securities on its books.


-------------------------------------------------------------------------------

                             VALUATION OF SECURITIES

-------------------------------------------------------------------------------

         Current values for the Fund's portfolio securities are determined in the following manner:

         (1) securities traded on the established exchanges are valued on the basis of the last sales price on the exchange where the securities are primarily traded prior to the time of the valuation;

         (2) securities traded in the over-the-counter market, for which complete quotations are readily available, are valued at the mean of the bid and asked prices at the time of valuation;

         (3) short-term investments maturing in sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

         (4) short-term investments maturing in more than sixty days for which market quotations are readily available are valued at market value;

         (5) short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and

         (6) the Board of Trustees values the following at prices it deems in good faith to be fair: (a) securities, including restricted securities, for which complete quotations are not readily available, (b) listed securities if in the Fund's opinion the last sales price does not reflect a current market value or if no sale occurred, and (c) other assets.

         The Fund believes that reliable market quotations are generally not readily available for purposes of valuing fixed income securities. As a result, depending on the particular securities owned by the Fund, it is likely that most of the valuations for such securities will be based upon their fair value determined under procedures that have been approved by the Fund's Board of Trustees. The Fund's Board of Trustees has authorized the use of a pricing service to determine the fair value of the Fund's fixed income securities and certain other securities.


--------------------------------------------------------------------------------

                             DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------

         You will ordinarily receive distributions in shares, unless you elect before the record date to receive them as cash. Unless the Fund receives instructions to the contrary, it will assume that you wish to receive that distribution and future gains and income distributions in shares. Your instructions continue in effect until changed in writing. If you have not opted to receive cash, the Fund will determine the number of shares that you should receive based on its net asset value per share as computed at the close of business on the ex-dividend date after adjustment for the distribution. The Fund will mail your account statement and/or check to you by the 15th day of the appropriate month.

         Capital gains distributions that reduce the net asset value of your shares below your cost are, to the extent of the reduction, a return of your investment. Since distributions of capital gains depend upon profits realized from the sale of the Fund's portfolio securities, they may or may not occur.

         Distributions are taxable whether you receive them in cash or additional shares. Long-term capital gains distributions are taxable as such regardless of (1) how long you have held the shares or (2) whether you receive them in cash or in additional shares. If, however, you hold the Fund's shares for less than six months and redeem them at a loss, you will recognize a long-term capital loss to the extent of the long-term capital gain distribution received in connection with such shares. The Fund intends to distribute only such net capital gains and income as it has predetermined, to the best of its ability, to be taxable as ordinary income. Since the Fund's income distributions are largely derived from interest on bonds and thus are not to any significant degree eligible in whole or in part for the corporate 70% dividends received deduction. Distributions designated by the Fund as capital gains are not eligible for the corporate 70% dividends received deduction

         The Fund will advise you annually as to the federal income tax status of your distributions. These comments relating to the taxation of dividends and distributions paid on the Fund's shares relate solely to federal income taxation. Your dividends and distributions may also be subject to state and local taxes.



-------------------------------------------------------------------------------

                                  SALES CHARGES

-------------------------------------------------------------------------------

         The Fund may charge a contingent deferred sales charge (a "CDSC") when you redeem certain of its shares within four calendar years after the month in which you purchase the shares. The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Plan"). If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. CDSCs attributable to your shares are, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to EKD.

CALCULATING THE CDSC

         The CDSC is a declining percentage of the lesser of (1) the net asset value of the shares you redeemed, or (2) the total cost of such shares. The CDSC is calculated according to the following schedule:

         Redemption Timing                                              CDSC
         -----------------                                              ----
         During the calendar year of purchase...........................4.00%
         During the calendar year after the
           year of purchase.............................................3.00%
         During the second calendar
           year after the year of purchase..............................2.00%
         During the third calendar year
           after the year of purchase...................................1.00%
         Thereafter.....................................................0.00%

         In determining whether a CDSC is payable and, if so, the percentage charge applicable, the Fund will first redeem shares not subject to a CDSC and will then redeem shares you have held the longest.

SHARES THAT ARE NOT SUBJECT TO A SALES CHARGE OR CDSC

         Sales charge waivers. The Fund may sell shares at the public offering price, which is equal to net asset value, without the imposition of a sales charge to:

         1. any Director, Trustee, officer, full-time employee or sales representative of the Fund, Keystone, Keystone Investments, EKD or their affiliates, who has held such position for at least ninety days; and

         2. the pension and profit-sharing plans established by such companies and their affiliates, for the benefit of their Directors, Trustees, officers, full-time employees and sales representatives.

         However, we will only sell shares to these parties upon the purchaser's written assurance that he or she is buying the shares for investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund.

         CDSC WAIVERS. The Fund does not impose a CDSC when the amount you are redeeming represents:

         1. an increase in the value of the shares redeemed (the value of your account with respect to shares purchased prior to January 1, 1997) above the total cost of such shares due to increases in the net asset value per share of the Fund;

         2.  certain  shares  for  which  the Fund did not pay a  commission  on
             issuance,   including  shares  acquired  through   reinvestment  of
             dividend income and capital gains distributions;

         3. shares you have held for all or part of more than four consecutive calendar years;

         4. shares that are held in the accounts of a shareholder who has died or become disabled;

         5. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         6. automatic withdrawals from the ERISA plan of a shareholder who is a least 59 1/2 years old;

         7. shares in an account that the Fund has closed because the account has an aggregate net asset value of less than $1,000;

         8. automatic withdrawals under a Systematic Income Plan of up to 1% per month of your initial account balance;

         9. withdrawals consisting of loan proceeds to a retirement plan participant;

         10. financial   hardship   withdrawals   made  by  a  retirement   plan
             participant;

         11. withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         12. shares purchased by a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in shares of the Fund, any other Fund in the Keystone Fund Family, Keystone Precious Metals Holdings, Inc., Keystone International Fund Inc., Keystone Tax Free Fund, Keystone Liquid Trust and/or any Keystone America Fund, is at least $500,000 and any commission paid by the Fund and such other fund at the time of such purchase is not more than 1% of the amount invested.


         EXCHANGES. The Fund does not charge a CDSC on exchanges of shares between funds in the Keystone Fund Family that have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act. If you do exchange shares of one such fund for shares of another such fund, the Fund will deem the calendar year of the exchange, for purposes of any future CDSC, to be the year the shares tendered for exchange were originally purchased.



-------------------------------------------------------------------------------

                                DISTRIBUTION PLAN

-------------------------------------------------------------------------------

         Rule 12b-1 under the 1940 Act permits investment companies, such as the Fund, to use their assets to bear the expenses of distributing their shares if they comply with various conditions, including the adoption of a distribution plan containing certain provisions set forth in Rule 12b-1. The Fund bears some of the costs of selling its shares under a distribution plan adopted pursuant to Rule 12b-1 (the "Distribution Plan").

         The Fund's Distribution Plan provides that the Fund may expend up to 0.3125% quarterly (approximately 1.25% annually) of the average daily net asset value of its shares to pay distribution costs for sales of its shares and to pay shareholder service fees. The NASD limits such annual expenditures to 1.00%, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the Fund's Distribution Plan plus interest at the prime rate plus 1.00% on unpaid amounts thereof (less any CDSCs paid by shareholders to EKD or EKIS).

         Payments under the Distribution Plan are currently made to EKD (which may reallow all or part to others, such as broker-dealers) (1) as commissions for Fund shares sold; (2) as shareholder service fees in respect of shares maintained by the recipient and outstanding on the Fund's books for specific periods; and (3) as interest. Amounts paid or accrued to EKD in the aggregate may not exceed the annual limitation referred to above. EKD generally reallows to broker-dealers or others a commission equal to 4.00% of the price paid for each Fund share sold. In addition, EKD generally reallows to broker-dealers or others a shareholder service fee at a rate of 0.25% per annum of the net asset value of shares maintained by such recipient and outstanding on the books of the Fund for specified periods.

         If the Fund is unable to pay EKD a commission on a new sale because the annual maximum (0.75% of average daily net assets) has been reached, EKD intends, but is not obligated, to continue to accept new orders for the purchase of Fund shares and to pay commissions and service fees to broker-dealers in excess of the amount it currently receives from the Fund ("Advances"). While the Fund is under no contractual obligation to reimburse Advances, EKD and EKIS, its predecessor, intend to seek full reimbursement for Advances from the Fund (together with interest at the prime rate plus 1.00%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits. If the Fund's Independent Trustees (Trustees who are not interested persons, as defined in the 1940 Act, of the Fund and who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or any agreement related thereto) authorize such payments, the effect will be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by the Distribution Plan.

         The total amounts paid by the Fund under the foregoing arrangements may not exceed the maximum Distribution Plan limit specified above, and the amounts and purposes of expenditures under the Distribution Plan must be reported to the Independent Trustees quarterly. The Independent Trustees may require or approve changes in the implementation or operation of the Distribution Plan, and may require that total expenditures by the Fund under the Distribution Plan be kept within limits lower than the maximum amount permitted by the Distribution Plan as stated above. If such costs are not limited by the Independent Trustees, such costs could, for some period of time, be higher than such costs permitted by most other plans presently adopted by other investment companies.

         The Distribution Plan may be terminated at any time by vote of the Independent Trustees, or by vote of a majority of the outstanding shares of the Fund. If the Distribution Plan is terminated, EKD will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of Advances.

         Any change in the Distribution Plan that would materially increase the distribution expenses of the Fund provided for in the Distribution Plan requires shareholder approval. Otherwise, the Distribution Plan may be amended by votes of both (1) the Fund's Trustees and (2) the Independent Trustees cast in person at a meeting called for the purpose of voting on such amendment.

         While the Distribution Plan is in effect, the Fund is required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.

         The Independent Trustees of the Fund have determined that the sales of the Fund's shares resulting from payments under the Distribution Plan have benefitted the Fund.

-------------------------------------------------------------------------------

                               THE TRUST AGREEMENT

-------------------------------------------------------------------------------

TRUST AGREEMENT

         The Fund is a Pennsylvania common law trust established under a Trust Agreement dated July 15, 1935, restated and amended as of December 19, 1989 (the "Trust Agreement"). The Trust Agreement provides for a Board of Trustees, and enables the Fund to enter into an agreement with an investment manager and/or adviser to provide the Fund with investment advisory, management and administrative services. A copy of the Trust Agreement is filed as an exhibit to the Fund's Registration Statement, of which this statement of additional information is a part. This summary is qualified in its entirety by reference to the Trust Agreement.

DESCRIPTION OF SHARES

         The Trust Agreement authorizes the issuance of an unlimited number of shares of beneficial interest and the creation of additional series and/or classes of series of Fund shares. Each share represents an equal proportionate interest in the Fund with each other share of that class. Upon liquidation, shares are entitled to a pro rata share in the net assets of their class of Fund shares. Shareholders shall have no preemptive or conversion rights. Shares are transferable. The Fund currently intends to issue only one class of shares.

SHAREHOLDER LIABILITY

         Pursuant to court decisions or other theories of law, shareholders of a Pennsylvania common law trust, could possibly be held personally liable for the obligations of the trust. The possibility of the Fund's shareholders incurring financial loss under such circumstances appears to be remote, however, because the Trust Agreement (1) contains an express disclaimer of shareholder liability for obligations of the Fund; (2) requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees; and (3) provides for indemnification out of Fund property for any shareholder held personally liable for the obligations of the Fund.


VOTING RIGHTS

         Under the terms of the Trust Agreement, the Fund does not hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, shares are entitled to one vote per share. Shares generally vote together as one class on all matters. No amendment may be made to the Trust Agreement that adversely affects any class of shares without the approval of a majority of the shares of that class. There shall be no cumulative voting in the election of Trustees.

         After a meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.

         Except as set forth above, the Trustees shall continue to hold office indefinitely unless otherwise required by law and may appoint successor Trustees. A Trustee may cease to hold office or may be removed from office (as the case may be) (1) at any time by a two-thirds vote of the remaining Trustees;
(2) when such Trustee becomes mentally or physically incapacitated; or (3) at a special meeting of shareholders by a two-thirds vote of the outstanding shares. Any Trustee may voluntarily resign from office.

LIMITATION OF TRUSTEES' LIABILITY

         The Trust Agreement provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person; provided, however, that nothing in the Trust Agreement shall protect a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

         The Trustees have absolute and exclusive control over the management and disposition of all assets of the Fund and may perform such acts as in their sole judgment and discretion are necessary and proper for conducting the business and affairs of the Fund or promoting the interests of the Fund and the shareholders.

-------------------------------------------------------------------------------

                               INVESTMENT ADVISER

-------------------------------------------------------------------------------

         Subject to the general supervision of the Fund's Board of Trustees, Keystone provides investment advice, management and administrative services to the Fund. Keystone, organized in 1932, is a wholly-owned subsidiary of Keystone Investments. Keystone Investments provides accounting, bookkeeping, legal, personnel, and general corporate services to Keystone and its affiliates and the Keystone Investments Families of Funds. Both Keystone and Keystone Investments are located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         On December 11, 1996, the predecessor corporation to Keystone Investments, and indirectly each subsidiary of Keystone Investments, including Keystone, were acquired (the "Acquisition") by First Union National Bank of North Carolina ("FUNB"), a wholly-owned subsidiary of First Union Corporation ("First Union"). The predecessor corporation to Keystone Investments was acquired by FUNB by merger into a wholly-owned subsidiary of FUNB, which entity then assumed the name "Keystone Investments, Inc." and succeeded to the business of the predecessor corporation. Contemporaneously with theAcquisition, the Fund entered into a new investment advisory agreement with Keystone and into a principal underwriting agreement with EKD, a wholly-owned subsidiary of BISYS Fund Services, Inc. ("BISYS"). The new investment advisory agreement (the "Advisory Agreement") was approved by the shareholders of the Fund on December 9, 1996, and became effective on December 11, 1996. As a result of the above transactions, Keystone Management, Inc. ("Keystone Management"), which, prior to the Acquisition, acted as the Fund's investment manager, no longer acts as such to the Fund. Keystone currently provides the Fund with all the services that may previously have been provided by Keystone Management.

         Keystone Investments and each of its subsidiaries, including Keystone, are now indirectly owned by First Union. First Union is headquartered in Charlotte, North Carolina, and had $133.9 billion in consolidated assets as of September 30, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. The Capital Management Group of FUNB, together with Lieber & Company and Evergreen Asset Management Corp., wholly-owned subsidiaries of FUNB, manage or otherwise oversee the investment of over $50 billion in assets belonging to a wide range of clients, including the Evergreen Family of Funds.

         Pursuant to the Advisory Agreement and subject to the supervision of the Fund's Board of Trustees, Keystone furnishes to the Fund investment
advisory,   management  and  administrative  services,  office  facilities,  and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. Keystone pays for all of the expenses incurred in connection with the provision of its services.

         All charges and expenses, other than those specifically referred to as being borne by Keystone, will be paid by the Fund, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the Distribution Plans; (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the Commission or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees of the Fund on matters relating to the Fund; and (14) charges and expenses of filing annual and other reports with the Commission and other authorities, and all extraordinary charges and expenses of the Fund.

         The Fund pays Keystone a fee for its services at the annual rate set forth below:

                                                                 Aggregate Net
Annual                                                      Asset Value of the
Management Fee                      Income                  Shares of the Fund
------------------------------------------------------------------------------

                           2% of Gross Dividend and
                             Interest Income, Plus

0.50% of the first                                         $  100,000,000 plus
0.45% of the next                                          $  100,000,000 plus
0.40% of the next                                          $  100,000,000 plus
0.35% of the next                                          $  100,000,000 plus
0.30% of the next                                          $  100,000,000 plus
0.25% of amounts over                                      $  500,000,000.


Keystone's fee is computed as of the close of business each business day and payable daily.

         Under the Advisory Agreement, any liability of Keystone in connection with rendering services thereunder is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Fund or by a vote of a majority of the Fund's outstanding shares (as defined in the 1940 Act). In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its assignment.

-------------------------------------------------------------------------------

                              TRUSTEES AND OFFICERS

-------------------------------------------------------------------------------

         The Trustees and officers of the Fund, their addresses, their principal occupations and some of their affiliations over the last five years are as follows:



FREDERICK AMLING:          Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone  Investments Families of Funds;
                           Professor,  Finance De  partment,  George  Washington
                           University;  President,  Amling & Company (investment
                           advice);   and  former  Member,  Board  of  Advisers,
                           Credito Emilano (banking).

LAURENCE B. ASHKIN:        Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone  Investments Families of Funds;
                           Trustee  of  all  the  Evergreen   funds  other  than
                           Evergreen Investment Trust; real estate developer and construction consultant; and President of Centrum
                           Equities and Centrum Properties, Inc.

CHARLES A. AUSTIN III:     Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone  Investments Families of Funds;
                           Investment Counselor to Appleton Partners,  Inc.; and
                           former   Managing   Director,    Seaward   Management
                           Corporation (investment advice).

FOSTER BAM:                Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone  Investments Families of Funds;
                           Trustee  of  all  the  Evergreen   funds  other  than
                           Evergreen Investment Trust; Partner in the law firm of Cummings & Lockwood; Director, Symmetrix, Inc.
                           (sulphur company) and Pet Practice, Inc. (veterinary services); and former Director, Chartwell Group Ltd.
                           (Manufacturer of office furnishings and accessories), Waste Disposal Equipment Acquisition Corporation and
                           Rehabilitation Corporation of America (rehabilitation hospitals).

*GEORGE S. BISSELL:        Chief Executive Officer of the Fund and each of the
                           other funds in the Keystone Investments Families of Funds; Chairman of the Board and Trustee of the Fund;
                           Chairman of the Board and Trustee or Director of all other funds in the Keystone Investments Families of Funds; Chairman of the Board and Trustee of Anatolia
                           College; Trustee of University Hospital (and Chairman of its Investment Committee); former Director and Chairman of the Board of Hartwell Keystone; and former Chairman of the Board, Director and Chief
                           Executive Officer of Keystone Investments.

EDWIN D. CAMPBELL:         Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone  Investments Families of Funds;
                           Principal,  Padanaram  Associates,  Inc.;  and former
                           Executive  Director,  Coalition of Essential Schools,
                           Brown University.

CHARLES F. CHAPIN:         Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone  Investments Families of Funds;
                           and former Director, Peoples Bank (Charlotte, NC).

K. DUN GIFFORD:            Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone  Investments Families of Funds;
                           Trustee,   Treasurer  and  Chairman  of  the  Finance
                           Committee,  Cambridge College;  Chairman Emeritus and
                           Director,   American  Institute  of  Food  and  Wine;
                           Chairman  and  President,  Oldways  Preservation  and
                           Exchange Trust  (education);  former  Chairman of the
                           Board,  Director,  and Executive Vice President,  The
                           London  Harness  Company;  former  Managing  Partner,
                           Roscommon  Capital  Corp.;   former  Chief  Executive
                           Officer,   Gifford   Gifts  of  Fine  Foods;   former
                           Chairman,     Gifford,    Drescher    &    Associates
                           (environmental consult ing); and former Director, Keystone Investments and Keystone.

JAMES S. HOWELL:           Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone  Investments Families of Funds;
                           Chairman and Trustee of the Evergreen  funds;  former
                           Chairman of the Distribution Foundation for the Carolinas; and former Vice President of Lance Inc.
                           (food manufacturing).

LEROY KEITH, JR.:          Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone  Investments Families of Funds;
                           Chairman  of the Board and Chief  Executive  Officer,
                           Carson  Products  Company;  Director of Phoenix Total
                           Return  Fund and  Equifax,  Inc.;  Trustee of Phoenix
                           Series Fund,  Phoenix  Multi-Portfolio  Fund, and The
                           Phoenix Big Edge Series Fund;  and former  President,
                           Morehouse College.

F. RAY KEYSER, JR.:        Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone  Investments Families of Funds;
                           Chairman  and Of  Counsel,  Keyser,  Crowley  & Meub,
                           P.C.;  Member,  Governor's  (VT)  Council of Economic
                           Advisers; Chairman of the Board and Direc tor, Central Vermont Public Service Corporation and Lahey
                           Hitchcock  Clinic;  Director,  Vermont Yankee Nuclear
                           Power  Corporation,  Grand Trunk  Corporation,  Grand
                           Trunk Western  Railroad,  Union Mutual Fire Insurance
                           Company,  New  England  Guaranty  Insurance  Company,
                           Inc., and the Investment  Company  Institute;  former
                           Director  and  President,  Associated  Industries  of
                           Vermont; former Director of Keystone, Central Vermont
                           Railway,  Inc.,  S.K.I.  Ltd.,  and  Arrow  Financial
                           Corp.; and former Director and Chairman of the Board, Proctor Bank and Green Mountain Bank.

GERALD M. MCDONELL:        Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone  Investments Families of Funds;
                           Trustee   of   the   Evergreen   funds;   and   Sales
                           Representative   with   Nucor-Yamoto,   Inc.   (Steel
                           producer).

THOMAS L.  MCVERRY:        Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone  Investments Families of Funds;
                           Trustee of the Evergreen funds; former Vice President
                           and  Director  of  Rexham  Corporation;   and  former
                           Director  of  Carolina   Cooperative  Federal  Credit
                           Union.

*WILLIAM WALT PETTIT:      Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone  Investments Families of Funds;
                           Trustee of the Evergreen funds; and Partner in the law firm of Holcomb and Pettit, P.A.

DAVID M. RICHARDSON:       Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone  Investments Families of Funds;
                           Vice Chair and former  Executive Vice President,  DHR
                           International,  Inc. (executive recruitment);  former
                           Senior  Vice  President,  Boyden  International  Inc.
                           (executive recruitment);  and Director,  Commerce and
                           Industry    Association    of   New    Jersey,    411
                           International, Inc., and J&M Cumming Paper Co.

RUSSELL A. SALTON, III MD: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Families of Funds; Trustee of the Evergreen funds; Medical Director, U.S. Health Care/Aetna Health Services; and former Managed Health Care Consultant; former President, Primary Physician Care.

MICHAEL S. SCOFIELD:       Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone  Investments Families of Funds;
                           Trustee of the Evergreen  funds;  and  Attorney,  Law
                           Offices of Michael S. Scofield.

RICHARD J. SHIMA:          Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone  Investments Families of Funds;
                           Chairman,  Environmental  Warranty,  Inc.  (Insurance
                           agency);  Executive  Con  sultant,  Drake Beam Morin,
                           Inc.    (executive    outplacement);    Director   of
                           Connecticut  Natural Gas Corporation,  Hartford Hospi
                           tal, Old State House  Association,  Middlesex  Mutual
                           Assurance  Company,  and Enhance Financial  Services,
                           Inc.; Chairman, Board of Trustees,  Hartford Graduate
                           Center;   Trustee,   Greater  Hartford  YMCA;  former
                           Director, Vice Chairman and Chief Investment Officer,
                           The Travelers Corporation; former Trustee, Kingswood-
                           Oxford  School;  and  former  Managing  Director  and
                           Consultant, Russell Miller, Inc.

*ANDREW J. SIMONS:         Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone  Investments Families of Funds;
                           Partner, Farrell, Fritz, Caemmerer,  Cleary, Barnosky
                           & Armentano, P.C.; Adjunct Professor of Law and former Associate Dean, St. John's University School of Law; Adjunct Professor of Law, Touro College
                           School of Law; and former  President,  Nassau  County
                           Bar Association.

JOHN J. PILEGGI:           President and Treasurer of the Fund; President  and
                           Treasurer   of  all  other  funds  in  the   Keystone
                           Investments   Families   of  Funds;   President   and
                           Treasurer of the  Evergreen  funds;  Senior  Managing
                           Director,   Furman  Selz  LLC  since  1992;  Managing
                           Director  from 1984 to 1992;  230 Park Avenue,  Suite
                           910, New York, NY.

GEORGE O. MARTINEZ:        Secretary of the Fund; Secretary of all other funds
                           in the Keystone Investments Families of Funds; Senior
                           Vice  President  and Director of  Administration  and
                           Regulatory  Services,   BISYS  Fund  Services;   3435
                           Stelzer Road, Columbus, Ohio.

* This Trustee may be considered an "interested person" of the Fund within the meaning of the 1940 Act.

         Mr. Bissell is deemed an "interested person" of the Fund by virtue of his ownership of stock of First Union Corporation ("First Union"), of which Keystone is an indirect wholly-owned subsidiary. See "Investment Adviser." Mr. Pettit and Mr. Simons may each be deemed an "interested person" as a result of certain legal services rendered to a subsidiary of First Union by their respective law firms, Holcomb and Pettit, P.A. and Farrell, Fritz, Caemmerer, Cleary, Barnosky & Armentano, P.C. As of the date hereof, Mr. Pettit and Mr. Simons are each applying for an exemption from the Securities and Exchange Commission ("SEC") which would allow them to retain their status as an Independent Trustee.

         All of the officers of the Fund are officers and/or employees of BISYS. BISYS is located at 3435 Stelzer Road, Columbus, Ohio.

         The Fund does not pay any direct remuneration to any officer or Trustee who is an "affiliated person" of either FUNB or Keystone, or their affiliates. See "Investment Adviser." During the fiscal year ended October 31, 1996, the unaffiliated Trustees (who numbered 10 during that period) received retainers or fees totaling $31,867 from the Fund. Annual retainers and meeting fees paid by all funds in the Keystone Investments Families of Funds (which includes over 30 mutual funds) for the calendar year ended December 31, 1996 totaled approximately $ . As of November 30, 1996, the Trustees and officers beneficially owned less than 1% of each of the Fund's then outstanding shares.

         Except as set forth above, the address of all of the Fund's Trustees and officers and the address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116-5034.


-------------------------------------------------------------------------------

                              PRINCIPAL UNDERWRITER

-------------------------------------------------------------------------------


         The Fund has entered into a Principal Underwriting Agreement (the "Underwriting Agreement") with EKD. EKD, which is not affiliated with First Union, replaces EKIS as the Funds' principal underwriter. EKIS may no longer act as principal underwriter of the Funds due to regulatory restrictions imposed by the Glass-Steagall Act upon national banks such as FUNB and their affiliates, that prohibit such entities from acting as the underwriters of mutual fund shares. While EKIS may no longer act as principal underwriter of the Funds as discussed above, EKIS may continue to receive compensation from the Fund or EKD in respect of underwriting and distribution services performed prior to the termination of EKIS as principal underwriter. In addition, EKIS may also be compensated by EKD for the provision of certain marketing support services to EKD at an annual rate of up to .75% of the average daily net assets of the Fund, subject to certain restrictions.

         EKD, as agent, has agreed to use its best efforts to find purchasers for the shares. EKD may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EKD will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it. In its capacity as principal underwriter, EKD or EKIS, its predecessor, may receive payments from the Fund pursuant to the Fund's Distribution Plan.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Independent Trustees, and (ii) by vote of a majority of the Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares. The Underwriting Agreement will terminate automatically upon its assignment.

         From time to time, if, in EKD's judgment, it could benefit the sales of Fund shares, EKD may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software and Fund data files.

-------------------------------------------------------------------------------

                                SUB-ADMINISTRATOR

-------------------------------------------------------------------------------

         BISYS will provide personnel to serve as officers of the Funds, and certain administrative services to the Funds pursuant to a sub-administration agreement. For its services under that agreement, BISYS receives a fee from Keystone at the maximum annual rate of .01% of the average daily net assets of the Fund.

-------------------------------------------------------------------------------

                                    BROKERAGE

-------------------------------------------------------------------------------

SELECTION OF BROKERS

         In effecting transactions in portfolio securities for the Fund, Keystone seeks the best execution of orders at the most favorable prices. Keystone determines whether a broker has provided the Fund with best execution and price in the execution of a securities transaction by evaluating, among other things:

         1.  overall direct net economic result to the Fund,

         2.  the efficiency with which the transaction is effected,

         3. the broker's ability to effect the transaction where a large block is involved,

         4.  the   broker's   readiness   to   execute   potentially   difficult
             transactions in the future,

         5.  the financial strength and stability of the broker, and

         6. the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information ("research services").

         The Fund's management weighs these considerations in determining the overall reasonableness of the brokerage commissions paid.

         Should the Fund or Keystone receive services from a broker, the Fund would consider such services to be in addition to, and not in lieu of, the services Keystone is required to perform under the Advisory Agreement. Keystone believes that the cost, value and specific application of such services are indeterminable and cannot be practically allocated between the Fund and its other clients who may indirectly benefit from the availability of such information. Similarly, the Fund may indirectly benefit from information made available as a result of transactions effected for Keystone's other clients. Under the Advisory Agreement, Keystone is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event Keystone follows such a practice, it will do so on a basis that is fair and equitable to the Fund.

         Neither   the  Fund  nor   Keystone   intends  on  placing   securities
transactions with any particular broker. The Fund's Board of Trustees has determined, however, that the Fund may consider sales of Fund shares as a factor when selecting brokers to execute portfolio transactions, subject to the requirements of best execution described above.

BROKERAGE COMMISSIONS

         The Fund expects to purchase and sell its securities and temporary instruments through principal transactions. Bonds and money market instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. In general, the Fund will not pay brokerage commissions for such purchases. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

GENERAL BROKERAGE POLICIEs

         In order to take advantage of the availability of lower purchase prices, the Fund may participate, if and when practicable, in group bidding for the direct purchase from an issuer of certain securities.

         Keystone makes investment decisions for the Fund independently from those of its other clients. It may frequently develop, however, that Keystone will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, Keystone will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of the Fund's securities, the Fund believes that in other cases its ability to participate in volume transactions will produce better executions.

         The Fund does not purchase portfolio securities from or sell portfolio securities to Keystone, EKD or any of their affiliated persons, as defined in the 1940 Act.

         The Board of Trustees periodically reviews the Fund's brokerage policy. In the event of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.


-------------------------------------------------------------------------------

                                    EXPENSES

-------------------------------------------------------------------------------

INVESTMENT ADVISORY FEES

         For each of the Fund's last three fiscal years, the table below lists the total dollar amounts paid by (1) the Fund to Keystone Management, the Fund's former investment manager, for investment management and administrative services rendered and (2) by Keystone Management to Keystone for investment advisory services rendered. For more information, see "Investment Adviser."


                                           Percent of Fund's
                    Fee Paid to Keystone   Average Net Assets    Fee Paid to
                    Management under       represented by        Keystone under
Fiscal Year Ended   the Management         Keystone              the Advisory
October 31,         Agreement              Management's Fee      Agreement
------------------  ---------------------- --------------------- --------------
1996                $

1995                $1,876,672             0.60%                 $1,595,171

1994                $2,193,543             0.56%                 $1,864,514


DISTRIBUTION PLAN EXPENSES

         For the fiscal year ended October 31, 1996, the Fund paid $2,645,899 to EKD under its Distribution Plan. For more information, see "Distribution Plans."

UNDERWRITING COMMISSIONS

         For each of the Fund's last three fiscal years, the table below lists the aggregate dollar amounts of underwriting commissions (front-end sales charges, plus distribution fees, plus CDSCs) paid with respect to the public distribution of the Fund's shares. The table also indicates the aggregate dollar amount of underwriting commissions retained by EKD. For more information, see "Principal Underwriter" and "Sales Charges."


                                                  Aggregate Dollar Amount of
Fiscal Year Ended    Aggregate Dollar Amount of   Underwriting Commissions
October 31,          Underwriting Commissions     Retained by EKD or EKIS
-----------------    --------------------------   --------------------------
1996                 $                            $

1995                 $                            $

1994                 $                            $

BROKERAGE COMMISSIONS

         The Fund paid no brokerage commissions for the fiscal years ended October 31, 1994, 1995 and 1996.

-------------------------------------------------------------------------------

                 STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS

-------------------------------------------------------------------------------

         Total return quotations for the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over the one, five and ten year periods on a hypothetical $1,000 investment which would equate the initial amount invested to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the one, five or ten year periods.

         The average annual rates of return for the one, five and ten year periods ended October 31, 1996 were %, % and %, respectively.

         Current yield quotations as they may appear from time to time in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of the Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period. The Fund's current yield for the 30-day period ended October 31, 1996 was %.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

         The following financial statements of the Fund are incorporated by reference herein from the Fund's Annual Report, as filed with the SEC:

         Schedule of Investments as of October 31, 1995;

         Financial Highlights for each of the years in the ten-year period ended October 31, 1995;

         Statement of Assets and Liabilities as of October  31, 1995;

         Statement of Operations for the year ended October 31,  1995;

         Statements of Changes in Net Assets for each of the years in the two-year period ended October 31, 1995;

         Notes to Financial Statements; and

         Independent Auditors' Report dated December 8, 1995.

         The following financial statements of the Fund are incorporated by reference herein from the Fund's Semiannual Report, as filed with the SEC:

         Schedule of Investments as of April 30, 1996 (unaudited);

         Financial Highlights for each of the years in the five-year period ended October 31, 1995 and for the six-month period ended April 30, 1996 (unaudited); and

         Statement of Assets and Liabilities as of April 30, 1996 (unaudited);

         Statement of Operations for the six-month period ended April 30, 1996 (unaudited);

         Statements of Changes in Net Assets for the year ended October 31, 1995 and the six-month period ended April 30, 1996 (unaudited);

         Notes to Financial Statements (unaudited).

         A copy of the Fund's Annual Report will be furnished upon request and without charge. Requests may be made in writing to EKSC, P.O. Box 2121, Boston, Massachusetts 02106-5034, or by calling EKSC toll free at 1-800-343-2898.

-------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

-------------------------------------------------------------------------------

         To the best of the Fund's knowledge, as of November 30, 1996, the following was the only shareholder of record who owned 5% or more the Fund's outstanding shares:



                                                                      % of Fund
                                                                      ---------
Merrill Lynch Pierce Fenner & Smith                                    12.864%
For Sole Benefit of Its Customers
Attn: Fund Administration
4800 Deer Lake Drive East, 3rd Floor
Jacksonville, FL 32246-6484


         State Street Bank and Trust Company, located at 225 Franklin Street, Boston, Massachusetts 02110, is the Custodian of all securities and cash of the Fund (the "Custodian"). The Custodian may hold securities of some foreign issuers outside the U.S. The Custodian performs no investment management functions for the Fund, but, in addition to its custodial services, is responsible for accounting and related recordkeeping on behalf of the Fund.

         KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, Certified Public Accountants, are the Fund's independent auditors.


         EKSC,   located  at  200  Berkeley   Street,   Boston,   Massachusetts,
02116-5034, is a wholly-owned subsidiary of Keystone and serves as the Fund's transfer agent and dividend disbursing agent.

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property. The Fund has obligated itself, however, under the 1040 Act, to redeem for cash all shares presented for redemption by any one shareholder up to the lesser of $250,000 or 1.00% of the Fund's net assets in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share and would, to the extent permitted by law, be readily marketable. Shareholders receiving such securities would incur brokerage costs upon the securities' sale.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, this statement of additional information or in supplemental sales literature issued by the Fund or EKD, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and this statement of additional information omit certain information contained in the registration statement filed with the SEC, which may be obtained from the SEC's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the SEC.

17731

                                   APPENDIX



                            CORPORATE BOND RATINGS

S&P CORPORATE BOND RATINGS

      An S&P corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the United States, with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

      The ratings are based, in varying degrees, on the following considerations:

      a. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

      b.    Nature of and provisions of the obligation; and

      c. Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      Bond ratings are as follows:

      1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

      3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      5. BB, B, CCC, CC AND C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

MOODY'S CORPORATE BOND RATINGS

      Moody's ratings are as follows:

      1. AAA - Bonds that are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      2. AA - Bonds that are rated AA are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in AAA securities.

      3. A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

      4. BAA - Bonds that are rated BAA are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      5. BA - Bonds that are rated BA are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

      6. B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


                      COMMON AND PREFERRED STOCK RATINGS

S&P'S EARNINGS AND DIVIDEND RANKINGS FOR COMMON STOCKS

      Because the investment process involves assessment of various factors, such as product and industry position, corporate resources and financial policy, with results that make some common stocks more highly esteemed than others, S&P believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. S&P rankings, however, do not reflect all of the factors, tangible or intangible, that bear on stock quality.

      Growth and stability of earnings and dividends are deemed key elements in establishing S&P earnings and dividend rankings for common stocks, which capsulize the nature of this record in a single symbol.

      S&P has established a computerized scoring system based on per-share earnings and dividend records of the most recent ten years, a period deemed long enough to measure a company's performance under varying economic conditions. S&P measures growth, stability within the trend line and cyclicity. The ranking system also makes allowances for company size, since large companies have certain inherent advantages over small ones. From these scores for earnings and dividends are determined.

      The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample which is reviewed and sometimes modified with the following ladder of rankings:

 A+  Highest            B+  Average       C  Lowest
 A   High                     B   Below Average D  In Reorganization
 A-  Above Average      B-  Lower

      S&P believes its rankings are not a forecast of future market price performance but are basically an appraisal of past performance of earnings and dividends and relative current standing.

MOODY'S COMMON STOCK RANKINGS

      Moody's presents a concise statement of the important characteristics of a company and an evaluation of the grade (quality) of its common stock. Data presented includes: (a) capsule stock information which reveals short and long term growth and yield afforded by the indicated dividend, based on a recent price; (b) a long term price chart which shows patterns of monthly stock price movements and monthly trading volumes; (c) a breakdown of a company's capital account which aids in determining the degree of conservatism or financial leverage in a company's balance sheet; (d) interim earnings for the current year to date, plus three previous years; (e) dividend information; (f) company background; (g) recent corporate developments; (h) prospects for a company in the immediate future and the next few years; and (i) a ten year comparative statistical analysis.

      This information provides investors with information on what a company does, how it has performed in the past, how it is performing currently and what its future performance prospects appear to be.

      These characteristics are then evaluated and result in a grading, or indication of quality. The grade is based on an analysis of each company's financial strength, stability of earnings and record of dividend payments. Other considerations include conservativeness of capitalization, depth and caliber of management, accounting practices, technological capabilities and industry position. Evaluation is represented by the following grades:

      (1)  High Grade
      (2)  Investment Grade
      (3)  Medium Grade
      (4)  Speculative Grade

MOODY'S PREFERRED STOCK RATINGS

      Preferred stock ratings and their definitions are as follows:

      1. AAA: An issue that is rated AAA is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

      2. AA: An issue that is rated AA is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

      3. A: An issue that is rated A is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the AAA and AA classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

      4. BAA: An issue that is rated BAA is considered to be a medium-grade preferred stock,neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

      5. BA: An issue that is rated BA is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well- safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

      6. B: An issue that is rated B generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

      7. CAA: An issue that is rated CAA is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

      8. CA: An issue that is rated CA is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

      9. C: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                             LIMITED PARTNERSHIPS

      The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development and other projects.

      For an organization classified as a partnership under the Internal Revenue Code, each item of income, gain, loss, deduction and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid taxation and to pass through income to the holder of the partnership unit at lower individual rates.

      A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the Securities and Exchange Commission and are freely exchanged on a securities exchange or in the over-the-counter market.

                           MONEY MARKET INSTRUMENTS

      The Fund's investments in commercial paper are limited to those rated A-1 by Standard & Poor's Corporation, PRIME-1 by Moody's Investors Service, Inc. or F-1 by Fitch Investors Service, Inc. These ratings and other money market instruments are described as follows:

COMMERCIAL PAPER RATINGS

      Commercial paper rated A-1 by Standard & Poor's has the following characteristics: Liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

      The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

      The rating F-1 is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity;
(2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity; (7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1.

UNITED STATES GOVERNMENT SECURITIES

      Securities issued or guaranteed by the United States Government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance.

      Securities issued or guaranteed by the United States ("U.S.") Government or its agencies or instrumentalities include direct obligations of the United States Treasury and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.

      Some obligations of United States Government agencies and instrumentalities, such as Treasury bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the United States; others, such as securities of Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the United States Government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in the securities issued by such an instrumentality only when Keystone determines that the credit risk with respect to the instrumentality does not make its securities unsuitable investments. United States Government securities will not include international agencies or instrumentalities in which the United States Government, its agencies or instrumentalities participate, such as the World Bank, the Asian Development Bank or the InterAmerican Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

CERTIFICATES OF DEPOSIT

      Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

      Certificates of deposit will be limited to U.S. dollar-denominated certificates of United States banks, including their branches abroad, and of U.S. branches of foreign banks that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation and have at least $1 billion in deposits as of the date of their most recently published financial statements.

BANKERS' ACCEPTANCES

      Bankers' acceptances typically arise from short term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by the Fund must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.

                             OPTIONS TRANSACTIONS

      The Fund is authorized to write (i.e., sell) covered call options and to purchase call options to close out covered call options previously written. A call option obligates a writer to sell, and gives a purchaser the right to buy, the underlying security at the stated exercise price at any time until the stated expiration date.

      The Fund will only write call options that are covered, which means that the Fund will own the underlying security (or other securities, such as convertible securities, that are acceptable for escrow) when it writes the call option and until the Fund's obligation to sell the underlying security is extinguished by exercise or expiration of the call option or the purchase of a call option covering the same underlying security and having the same exercise price and expiration date. The Fund will receive a premium for writing a call option, but will give up, until the expiration date, the opportunity to profit from an increase in the underlying security's price above the exercise price. The Fund will retain the risk of loss from a decrease in the price of the underlying security. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked options which the Fund will not do) but capable of enhancing the Fund's total return.

      The premium received by the Fund for writing a covered call option will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time as of which the net asset value per share of the Fund is computed (the close of the New York Stock Exchange), or, in the absence of such sale, at the latest bid quotation. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction or delivery of the underlying security upon exercise of the option.

      Many options are traded on registered securities exchanges. Options traded on such exchanges are issued by the Options Clearing Corporation, a clearing corporation which assumes responsibility for the completion of options transactions.

      The Fund will purchase call options only to close out a covered call option it has written. When it appears that a covered call option written by the Fund is likely to be exercised, the Fund may consider it appropriate to avoid having to sell the underlying security. Or, the Fund may wish to extinguish a covered call option which it has written in order to be free to sell the underlying security to realize a profit on the previously written call option or to write another covered call option on the underlying security. In all such instances, the Fund can close out the previously written call option by purchasing a call option on the same underlying security with the same exercise price and expiration date. (The Fund may, under certain circumstances, also be able to transfer a previously written call option.) The Fund will realize a short-term capital gain if the amount paid to purchase the call option plus transaction costs is less than the premium received for writing the covered call option. The Fund will realize a short-term capital loss if the amount paid to purchase the call option plus transaction costs is greater than the premium received for writing the covered call option.

      A previously written call option can be closed out by purchasing an identical call option only in a secondary market for the call option. Although the Fund will generally write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and for some options no secondary market may exist. In such event it might not be possible to effect a closing transaction in a particular option. If the Fund as a covered call option writer is unable to effect a closing purchase transaction, it will not be able to sell the underlying securities until the option expires or it delivers the underlying securities upon exercise.

      If a substantial number of the call options written by the Fund are exercised, the Fund's rate of portfolio turnover may exceed historical levels. This would result in higher transaction costs, including brokerage commissions. The Fund will pay brokerage commissions in connection with the writing of covered call options and the purchase of call options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

      In the past the Fund has qualified for, and elected to receive, the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code. Although the Fund intends to continue to qualify for such tax treatment, in order to do so it must, among other things, derive less than 30% of its gross income from gains from the sale or other disposition of securities held for less than three months. Because of this, the Fund may be restricted in the writing of call options where the underlying securities have been held less than three months, in the writing of covered call options that expire in less than three months, and in effecting closing purchases with respect to options that were written less than three months earlier. As a result, the Fund may elect to forego otherwise favorable investment opportunities and may elect to avoid or delay effecting closing purchases or selling portfolio securities, with the risk that a potential loss may be increased or a potential gain may be reduced or turned into a loss.

      Under the Internal Revenue Code of 1954, as amended, gain or loss attributable to a closing transaction and premiums received by the Fund for writing a covered call option that is not exercised may constitute short-term capital gain or loss. Under provisions of the Tax Reform Act of 1986, effective for taxable years beginning after October 22, 1986, a gain on an option transaction that qualifies as a "designated hedge" transaction under Treasury regulations may be offset by realized or unrealized losses on such designated transaction. The netting of gain against such losses could result in a reduction in gross income from options transactions for purposes of the 30 percent test.

              FUTURES CONTRACTS AND RELATED OPTIONS TRANSACTIONS

      The Fund intends to enter into currency and other financial futures contracts as a hedge against changes in prevailing levels of interest or currency exchange rates to seek relative stability of principal and to establish more definitely the effective return on securities held or intended to be acquired by the Fund or as a hedge against changes in the prices of securities or currencies held by the Fund or to be acquired by the Fund. The Fund's hedging may include sales of futures as an offset against the effect of expected increases in interest or currency exchange rates or securities prices and purchases of futures as an offset against the effect of expected declines in interest or currency exchange rates.

      For example, when the Fund anticipates a significant market or market sector advance, it will purchase a stock index futures contract as a hedge against not participating in such advance at a time when the Fund is not fully invested. The purchase of a futures contract serves as a temporary substitute for the purchase of individual securities which may then be purchased in an orderly fashion. As such purchases are made, an equivalent amount of index based futures contracts would be terminated by offsetting sales. In contrast, the Fund would sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's portfolio. To the extent that the Fund's portfolio changes in value in correlation with a given index, the sale of futures contracts on that index would substantially reduce the risk to the portfolio of a market decline or change in interest rates, and, by so doing, provide an alternative to the liquidation of the Fund's securities positions and the resulting transaction costs.

      The Fund intends to engage in options transactions that are related to commodity futures contracts for hedging purposes and in connection with the hedging strategies described above.

      Although techniques other than sales and purchases of futures contracts and related options transactions could be used to reduce the Fund's exposure to interest rate and/or market fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts and related options transactions. While the Fund does not intend to take delivery of the instruments underlying futures contracts it holds, the Fund does not intend to engage in such futures contracts for speculation.

FUTURES CONTRACTS

      Futures contracts are transactions in the commodities markets rather than in the securities markets. A futures contract creates an obligation by the seller to deliver to the buyer the commodity specified in the contract at a specified future time for a specified price. The futures contract creates an obligation by the buyer to accept delivery from the seller of the commodity specified at the specified future time for the specified price. In contrast, a spot transaction creates an immediate obligation for the seller to deliver and the buyer to accept delivery of and pay for an identified commodity. In general, futures contracts involve transactions in fungible goods such as wheat, coffee and soybeans. However, in the last decade an increasing number of futures contracts have been developed that specify currencies, financial instruments or financially based indexes as the underlying commodity.

      U.S. futures contracts are traded only on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are The Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the International Monetary Market (a division of the Chicago Mercantile Exchange), the New York Futures Exchange and the Kansas City Board of Trade. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin. A futures commission merchant (Broker) effects each transaction in connection with futures contracts for a commission. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC) and National Futures Association (NFA).

INTEREST RATE FUTURES CONTRACTS

      The sale of an interest rate futures contract creates an obligation by the Fund, as seller, to deliver the type of financial instrument specified in the contract at a specified future time for a specified price. The purchase of an interest rate futures contract creates an obligation by the Fund, as purchaser, to accept delivery of the type of financial instrument specified at a specified future time for a specified price. The specific securities delivered or accepted, respectively, at settlement date, are not determined until at or near that date. The determination is in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

      Currently, interest rate futures contracts can be purchased or sold on 90-day U.S. Treasury bills, U.S. Treasury bonds, U.S. Treasury notes with maturities between 6 1/2 and 10 years, Government National Mortgage Association
(GNMA) certificates, 90-day domestic bank certificates of deposit, 90-day commercial paper, and 90-day Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes and GNMA certificates, and $1,000,000 for the other designated contracts. While U.S. Treasury bonds, U.S. Treasury bills and U.S. Treasury notes are backed by the full faith and credit of the U.S. government and GNMA certificates are guaranteed by a U.S. government agency, the futures contracts in U.S. government securities are not obligations of the U.S. Treasury.

INDEX BASED FUTURES CONTRACTS

STOCK INDEX FUTURES CONTRACTS

      A stock index assigns relative values to the common stocks included in the index. The index fluctuates with changes in the market values of the common stocks so included. stock index futures contract is a bilateral agreement by which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the closing value of the stock index on the expiration date of the contract and the price at which the futures contract is originally made. No physical delivery of the underlying stocks in the index is made.

      Currently, stock index futures contracts can be purchased or sold on the Standard and Poor's Corporation (S&P) Index of 500 Stocks, the S&P Index of 100 Stocks, the New York Stock Exchange Composite Index, the Value Line Index and the Major Market Index. It is expected that futures contracts trading in additional stock indices will be authorized. The standard contract size is $500 times the value of the index.

      The Fund does not believe that differences between existing stock indices will create any differences in the price movements of the stock index futures contracts in relation to the movements in such indices. However, such differences in the indices may result in differences in correlation of the futures with movements in the value of the securities being hedged.

OTHER INDEX BASED FUTURES CONTRACTS

      It is expected that bond index and other financially based index futures contracts will be developed in the future. It is anticipated that such index based futures contracts will be structured in the same way as stock index futures contracts but will be measured by changes in interest rates, related indexes or other measures, such as the consumer price index. In the event that such futures contracts are developed the Fund will sell interest rate index and other index based futures contracts to hedge against changes which are expected to affect the Fund's portfolio.

      The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, to initiate trading an amount of cash, cash equivalents, money market instruments, or U.S. Treasury bills equal to approximately 1 1/2% (up to 5%) of the contract amount must be deposited by the Fund with the Broker. This amount is known as the initial margin. The nature of the initial margin in futures transactions is different from that of a margin in security transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.

      Subsequent payments, called a variation margin, to the Broker and from the Broker, are made on a daily basis as the value of the underlying instrument or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as mark-to-market. For example, when the Fund has purchased a futures contract and the price of the underlying financial instrument or index has risen, that position will have increased in value and the Fund will receive from the Broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the underlying financial instrument or index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the Broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the Broker, and the Fund realizes a loss or gain.

      The Fund intends to enter into arrangements with its Custodian and with Brokers to enable its initial margin and any variation margin to be held in a segregated account by its Custodian on behalf of the Broker.

      Although interest rate futures contracts by their terms call for actual delivery or acceptance of financial instruments, and index based futures contracts call for the delivery of cash equal to the difference between the closing value of the index on the expiration date of the contract and the price at which the futures contract is originally made, in most cases such futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by an offsetting transaction in which the Fund enters into a futures contract purchase for the same aggregate amount of the specific type of financial instrument or index and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by an offsetting transaction in which the Fund enters into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain. If the purchase price exceeds the offsetting sale price the Fund realizes a loss. The amount of the Fund's gain or loss on any transaction is reduced or increased, respectively, by the amount of any transaction costs incurred by the Fund.

      As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September U.S. Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of one contract of September U.S. Treasury bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase after allowance for transaction costs represents the profit or loss to the Fund.

      There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms.

OPTIONS ON CURRENCY AND OTHER FINANCIAL FUTURES

      The Fund intends to purchase call and put options on currency and other financial futures contracts and sell such options to terminate an existing position. Options on currency and other financial futures contracts are similar to options on stocks except that an option on a currency or other financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell stock, currency or other financial instruments at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. This amount represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and value of the futures contract.

      The Fund intends to use options on currency and other financial futures contracts in connection with hedging strategies. In the future the Fund may use such options for other purposes.

PURCHASE OF PUT OPTIONS ON FUTURES CONTRACTS

      The purchase of protective put options on commodity futures contracts is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of stocks or debt instruments or a position in the futures contract upon which the put option is based.

PURCHASE OF CALL OPTIONS ON FUTURES CONTRACTS

      The purchase of a call option on a commodity futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying financial instrument or index itself, the purchase of a call option may be less risky than the ownership of the interest rate or index based futures contract or the underlying securities. Call options on commodity futures contracts may be purchased to hedge against an interest rate increase or a market advance when the Fund is not fully invested.

USE OF NEW INVESTMENT TECHNIQUES INVOLVING CURRENCY OR OTHER FINANCIAL FUTURES CONTRACTS OR RELATED OPTIONS

      The Fund may employ new investment techniques involving currency and other financial futures contracts and related options. The Fund intends to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Fund believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described above.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND RELATED OPTIONS ON SUCH FUTURES CONTRACTS

      The Fund will not enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin deposits on such futures contracts.

      The Fund intends that its futures contracts and related options transactions will be entered into for traditional hedging purposes. That is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund does not intend to enter into futures contracts for speculation.

      In instances involving the purchase of futures contracts by the Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts will be deposited in a segregated account with the Fund's Custodian and/or in a margin account with a Broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

FEDERAL INCOME TAX TREATMENT

      For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on futures contracts as of the end of the year as well as those actually realized during the year. Any gain or loss recognized with respect to a futures contract is considered to be 60% long term and 40% short term, without regard to the holding period of the contract. In the case of a futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year. The federal income tax treatment of gains or losses from transactions in options on futures is unclear.

      In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income. Any net gain realized from the closing out of futures contracts, for purposes of the 90% requirement, will be qualifying income. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Fund's annual gross income. The 1986 Tax Act added a provision that effectively treats both positions in certain hedging transactions as a single transaction for the purpose of the 30% requirement. The provision provides that, in the case of any "designated hedge," increases and decreases in the value of positions of the hedge are to be netted for the purposes of the 30% requirement. However, in certain situations, in order to avoid realizing a gain within a three month period, the Fund may be required to defer the closing out of a contract beyond the time when it would otherwise be advantageous to do so.

RISKS OF FUTURES CONTRACTS

      Currency and other financial futures contracts prices are volatile and are influenced, among other things, by changes in stock prices, market conditions, prevailing interest rates and anticipation of future stock prices, market movements or interest rate changes, all of which in turn are affected by economic conditions, such as government fiscal and monetary policies and actions, and national and international political and economic events.

      At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as variations in speculative market demand for futures contracts and for securities, including technical influences in futures contracts trading; differences between the securities being hedged and the financial instruments and indexes underlying the standard futures contracts available for trading, in such respects as interest rate levels, maturities and creditworthiness of issuers, or identities of securities comprising the index and those in the Fund's portfolio. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

      Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out, and a 15% decrease would result in a loss equal to 150% of the original margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of entering into the futures contract, it had invested in the underlying financial instrument. Furthermore, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund will establish a segregated account in connection with its futures contracts which will hold cash or cash equivalents equal in value to the current value of the underlying instruments or indices less the margins on deposit.

      Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

RISKS OF OPTIONS ON FUTURES CONTRACTS

      In addition to the risks described above for currency and other financial futures contracts, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. The Fund will not purchase options on any futures contract unless and until it believes that the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with the futures contracts. Compared to the use of futures contracts, the purchase of options on such futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the Fund, even though the use of a futures contract would not, such as when there is no movement in the level of the futures contract.


                         FOREIGN CURRENCY TRANSACTIONS

      The Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities they usually will be denominated in foreign currencies and the Fund temporarily may hold funds in foreign currencies. Thus, the Fund's share value will be affected by changes in exchange rates.

FORWARD CURRENCY CONTRACTS

      As one way of managing exchange rate risk, the Fund may engage in forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). Under the contract, the exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund also may use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to predict accurately the future exchange rate between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.

CURRENCY FUTURES CONTRACTS

      Currency futures contracts are bilateral agreements under which two parties agree to take or make delivery of a specified amount of a currency at a specified future time for a specified price. Trading of currency futures contracts in the United States is regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC) and National Futures Association
(NFA). Currently the only national futures exchange on which currency futures are traded is the International Monetary Market of the Chicago Mercantile Exchange. Foreign currency futures trading is conducted in the same manner and subject to the same regulations as trading in interest rate and index based futures. The Fund intends to engage in currency futures contracts for hedging purposes, and not for speculation. The Fund may engage in currency futures contracts for other purposes if authorized to do so by the Board. The hedging strategies that will be used by the Fund in connection with foreign currency futures contracts are similar to those described above for forward foreign currency exchange contracts.

      Currently, currency futures contracts for the British Pound Sterling, Canadian Dollar, Dutch Guilder, Deutsche Mark, Japanese Yen, Mexican Peso, Swiss Franc and French Franc can be purchased or sold for U.S. dollars through the International Monetary Market. It is expected that futures contracts trading in additional currencies will be authorized. The standard contract sizes are L125,000 for the Pound, 125,000 for the Guilder, Mark, Swiss and French Francs, C$100,000 for the Canadian Dollar, Y12,500,000 for the Yen, and 1,000,000 for the Peso. In contrast to Forward Currency Exchange Contracts which can be traded at any time, only four value dates per year are available, the third Wednesday of March, June, September and December.

FOREIGN CURRENCY OPTIONS TRANSACTIONS

      Foreign currency options (as opposed to futures) are traded in a variety of currencies in both the United States and Europe. On the Philadelphia Stock Exchange, for example, contracts for half the size of the corresponding futures contracts on the Chicago Board Options Exchange are traded with up to nine months maturity in Marks, Sterling, Yen, Swiss francs and Canadian dollars. Options can be exercised at any time during the contract life and require a deposit subject to normal margin requirements. Since a futures contract must be exercised, the Fund must continually make up the margin balance. As a result, a wrong price move could result in the Fund losing more than the original investment as it cannot walk away from the futures contract as it can an option contract.

      The Fund will purchase call and put options and sell such options to terminate an existing position. Options on foreign currency are similar to options on stocks except that an option on an interest rate and/or index based futures contract gives the purchaser the right, in return for the premium paid, to purchase or sell foreign currency, rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option.

      The Fund intends to use foreign currency option transactions in connection with hedging strategies.

PURCHASE OF PUT OPTIONS ON FOREIGN CURRENCIES

      The purchase of protective put options on a foreign currency is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of foreign stocks or foreign debt instruments or a position in the foreign currency upon which the put option is based.

PURCHASE OF CALL OPTIONS ON FOREIGN CURRENCIES

      The purchase of a call option on foreign currency represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the foreign currency upon which it is based, or upon the price of the foreign stock or foreign debt instruments, the purchase of a call option may be less risky than the ownership of the foreign currency or the foreign securities. The Fund would purchase a call option on a foreign currency to hedge against an increase in the foreign currency or a foreign market advance when the Fund is not fully invested.

      The Fund may employ new investment techniques involving forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currencies in order to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Fund believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described above.

CURRENCY TRADING RISKS

      Currency exchange trading may involve significant risks. The four major types of risk the Fund faces are exchange rate risk, interest rate risk, credit risk and country risk.

EXCHANGE RATE RISK

      Exchange rate risk results from the movement up and down of foreign currency values in response to shifting market supply and demand. When the Fund buys or sells a foreign currency, an exposure called an open position is created. Until the time that position can be "covered" by selling or buying an equivalent amount of the same currency, the Fund is exposed to the risk that the exchange rate might move against it. Since exchange rate changes can readily move in one direction, a position carried overnight or over a number of days involves greater risk than one carried a few minutes or hours. Techniques such as foreign currency forward and futures contracts and options on foreign currency are intended to be used by the Fund to reduce exchange rate risk.

MATURITY GAPS AND INTEREST RATE RISK

      Interest rate risk arises whenever there are mismatches or gaps in the maturity structure of the Fund's foreign exchange currency holdings, which is the total of its outstanding spot and forward or futures contracts.

      Foreign currency transactions often involve borrowing short term and lending longer term to benefit from the normal tendency of interest rates to be higher for longer maturities. However in foreign exchange trading, while the maturity pattern of interest rates for one currency is important, it is the differential between interest rates for two currencies that is decisive.

CREDIT RISK

      Whenever the Fund enters into a foreign exchange contract, it faces a risk, however small, that the counterparty will not perform under the contract. As a result there is a credit risk, although no extension of "credit" is intended. To limit credit risk, the Fund intends to evaluate the creditworthiness of each other party. The Fund does not intend to trade more than 5% of its net assets under foreign exchange contracts with one party.

      Credit risk exists because the Fund's counterparty may be unable or unwilling to fulfill its contractual obligations as a result of bankruptcy or insolvency or when foreign exchange controls prohibit payment. In any foreign exchange transaction, each party agrees to deliver a certain amount of currency to the other on a particular date. In establishing its hedges a Fund relies on each contract being completed. If the contract is not performed, then the Fund's hedge is eliminated, and the Fund is exposed to any changes in exchange rates since the contract was originated. To put itself in the same position it would have been in had the contract been performed, the Fund must arrange a new transaction. However, the new transaction may have to be arranged at an adverse exchange rate. The trustee for a bankrupt company may elect to perform those contracts which are advantageous to the company but disclaim those contracts which are disadvantageous, resulting in losses to the Fund.

      Another form of credit risk stems from the time zone differences between the U.S. and foreign nations. If the Fund sells sterling it generally must pay pounds to a counterparty earlier in the day than it will be credited with dollars in New York. In the intervening hours, the buyer can go into bankruptcy or can be declared insolvent. Thus, the dollars may never be credited to the Fund.

COUNTRY RISK

      At one time or another, virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Governments take such measures for example to improve control over the domestic banking system or to influence the pattern of receipts and payments between residents and foreigners. In those cases, restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. Occasionally a serious foreign exchange shortage may lead to payment interruptions or debt servicing delays, as well as interference in the exchange market. It has become increasingly difficult to distinguish foreign exchange or credit risk from country risk.

      Changes in regulations or restrictions usually do have an important exchange market impact. Most disruptive are changes in rules which interfere with the normal payments mechanism. If government regulations change and a counterparty is either forbidden to perform or is required to do something extra, then the Fund might be left with an unintended open position or an unintended maturity mismatch. Dealing with such unintended long or short positions could result in unanticipated costs to the Fund.

      Other changes in official regulations influence international investment transactions. If one of the factors affecting the buying or selling of a currency changes, the exchange rate is likely to respond. Changes in such controls often are unpredictable and can create a significant exchange rate response.

      Many major countries have moved toward liberalization of exchange and payments restrictions in recent years or accepted the principle that restrictions should be relaxed. A few industrial countries have moved in the other direction. Important liberalizations were carried out by Switzerland, the United Kingdom and Japan. They dismantled mechanisms for restricting either foreign exchange inflows (Switzerland), outflows (Britain) or elements of both (Japan). By contrast, France and Mexico have tightened foreign exchange controls.

      Overall, many exchange markets are still heavily restricted. Several countries limit access to the forward market to companies financing documented export or import transactions in an effort to insulate the market from purely speculative activities. Some of these countries permit local traders to enter into forward contracts with residents but prohibit certain forward transactions with nonresidents. By comparison, other countries have strict controls on exchange transactions by residents, but permit free exchange transactions between local traders and non-residents. A few countries have established tiered markets, funneling commercial transactions through one market and financial transactions through another. Outside the major industrial countries, relatively free foreign exchange markets are rare and controls on foreign currency transactions are extensive.

      Another aspect of country risk has to do with the possibility that the Fund may be dealing with a foreign trader whose home country is facing a payments problem. Even though the foreign trader intends to perform on its foreign exchange contracts, the contracts are tied to other external liabilities the country has incurred. As a result performance may be delayed, and can result in unanticipated cost to the Fund. This aspect of country risk is a major element in the Fund's credit judgment as to with whom it will deal and in what amounts.

                                   EXHIBIT A

                               GLOSSARY OF TERMS



      CLASS OF OPTIONS.  Options covering the same underlying security.

      CLEARING CORPORATION. The Options Clearing Corporation, Trans Canada Options, Inc., The European Options Clearing Corporation B.V., or the London Options Clearing House.

      CLOSING PURCHASE TRANSACTION. A transaction in which an investor who is obligated as a writer of an option or seller of a futures contract terminates his obligation by purchasing on an Exchange an option of the same series as the option previously written or futures contract identical to the futures contract previously sold, as the case may be. (Such a purchase does not result in the ownership of an option or futures contract.)

      CLOSING SALE TRANSACTION. A transaction in which an investor who is the holder or buyer of an outstanding option or futures contract liquidates his position as a holder or seller by selling an option of the same series as the option previously purchased or futures contract identical to the futures contract previously purchased. (Such sale does not result in the investor assuming the obligations of a writer or seller.)

      COVERED CALL OPTION WRITER. A writer of a call option who, so long as he remains obligated as a writer, owns the shares of the underlying security or holds on a share for share basis a call on the same security where the exercise price of the call held is equal to or less than the exercise price of the call written, or, if greater than the exercise price of the call written, the difference is maintained by the writer in cash, U.S. Treasury bills or other high grade, short term obligations in a segregated account with the writer's broker or custodian.

      COVERED PUT OPTION WRITER. A writer of a put option who, so long as he remains obligated as a writer, has deposited Treasury bills with a value equal to or greater than the exercise price with a securities depository and has pledged them to the Options Clearing Corporation for the account of the broker-dealer carrying the writer's position or holds on a share for share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written, or, if less than the exercise price of the put written, the difference is maintained by the writer in cash, U.S. Treasury bills or other high grade, short term obligations in a segregated account with the writer's broker or custodian.

      SECURITIES EXCHANGE. A securities exchange on which call and put options are traded. The U.S. Exchanges are as follows: The Chicago Board Options Exchange; American Stock Exchange; New York Stock Exchange; Philadelphia Stock Exchange; and Pacific Stock Exchange. The foreign securities exchanges in Canada are the Toronto Stock Exchange and the Montreal Stock Exchange; in the Netherlands, the European Options Exchange; and in the United Kingdom, the Stock Exchange (London).

      Those issuers whose common stocks have been approved by the Exchanges as underlying securities for options transactions are listed in various financial publications.

      COMMODITIES EXCHANGE. A commodities exchange on which futures contracts are traded which is regulated by exchange rules that have been approved by the Commodity Futures Trading Commission. The U.S. exchanges are as follows: The Board of Trade of the City of Chicago, Chicago Mercantile Exchange, International Monetary Market (a division of the Chicago Mercantile Exchange), the Kansas City Board of Trade and the New York Futures Exchange.

      EXERCISE PRICE. The price per unit at which the holder of a call option may purchase the underlying security upon exercise or the holder of a put option may sell the underlying security upon exercise.

      EXPIRATION DATE. The latest date when an option may be exercised or a futures contract must be completed according to its terms.

      HEDGING. An action taken by an investor to neutralize an investment risk by taking an investment position that will move in the opposite direction as the risk being hedged so that a loss (or gain) on one will tend to be offset by a gain (or loss) on the other.

      OPTION. Unless the context otherwise requires,the term "option" means either a call or put option issued by a Clearing Corporation, as defined above. A call option gives a holder the right to buy from such Clearing Corporation the number of shares of the underlying security covered by the option at the stated exercise price by the filing of an exercise notice prior to the expiration time of the option. A put option gives a holder the right to sell to a Clearing Corporation the number of shares of the underlying security covered by the put at the stated exercise price by the filing of an exercise notice prior to the expiration time of the option. The Fund will sell ("write") and purchase puts only on U.S.
Exchanges.

      OPTION PERIOD. The time during which an option may be exercised, generally from the date the option is written through its expiration date.

      PREMIUM. The price of an option agreed upon between the buyer and writer or their agents in a transaction on the floor of an Exchange.

      SERIES OF OPTIONS. Options covering the same underlying security and having the same exercise price and expiration date.

      STOCK INDEX. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included.

      INDEX BASED FUTURES CONTRACT. An index based futures contract is a bilateral agreement pursuant to which a party agrees to buy or deliver at settlement an amount of cash equal to $500 times the difference between the closing value of an index on the expiration date and the price at which the futures contract is originally struck. Index based futures are traded on Commodities Exchanges. Currently index based futures contracts can be purchased or sold with respect to the Standard & Poor's Corporation (S&P) 500 Stock Index and S&P 100 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index and Major Market Index on the Kansas City Board of Trade.

      UNDERLYING SECURITY. The security subject to being purchased upon the exercise of a call option or subject to being sold upon the exercise of a put option.

18095

                      KEYSTONE QUALITY BOND FUND (B-1)
                                     PART C

                                OTHER INFORMATION


ITEM 24.     FINANCIAL STATEMENTS AND EXHIBITS

ITEM 24(A).  FINANCIAL STATEMENTS

The audited financial statements listed below are incorporated by reference to Registrant's Annual Report dated October 31, 1995:

Schedule of Investments                              October 31, 1995

Financial Highlights                                 For each of the years in
                                                     the ten-year period
                                                     ended October 31, 1995

Statement of Assets and Liabilities                  October 31, 1995

Statement of Operations                              Year ended
                                                     October 31, 1995

Statements of Changes in Net Assets                  Two years ended
                                                     October 31, 1995

Notes to Financial Statements

Independent Auditors' Report                         December 8, 1995


The unaudited financial statements listed below are incorporated by reference to Registrant's Semi annual Report dated April 30, 1996:

Schedule of Investments                              April 30, 1996

Financial Highlights                                 For each of the years in
                                                     the five-year period ended
                                                     October 31, 1995, and for
                                                     the period beginning
                                                     November 1, 1995 through
                                                     April 30, 1996

Statement of Assets and Liabilities                  April 30, 1996

Statement of Operations                              Six months ended
                                                     April 30, 1996

Statements of Changes in Net Assets                  Year ended
                                                     October 31, 1995, and
                                                     six months ended
                                                     April 30, 1996

Notes to Financial Statements


ITEM 24(B).  EXHIBITS


 (1) Registrant's Restatement of Trust Agreement, as amended (the "Trust Agreement")(1)

 (2)     Registrant's By-Laws(1)

 (3)     Not applicable.

 (4)(a)  The Trust Agreement, Articles III, V, VI, and VIII(1)
    (b)  Registrant's By-Laws, Article 2, Section 2.5(1)

 (5)(a) Investment Advisory Agreement between Registrant and Keystone Investment Management Company (the "Advisory Agreement")(2)

 (6)(a) Form of Principal Underwriting Agreement with Evergreen Keystone Distributor, Inc. (the "Principal Underwriting Agreement")(2)
    (b)  Form  of  Dealer  Agreement(2)

 (7)     Not applicable.

 (8)     Custodian, Fund Accounting and Recordkeeping Agreement, as amended(1)

 (9)(a) Form of Marketing Services Agreement between Evergreen Keystone Distibutor, Inc. and Keystone Investment Management Company(2)
    (b) Form of Sub-Administrator Agreement Keystone Investment Management Company(2)
    (c) Principal Underwriting Agreement with Evergreen Keystone Investment Services, Inc., Registrant's former principal underwriter (the "Continuation Agreement")(2)

(10)     Opinion and consent of counsel(2)

(11)     Consent as to use of the Independent Auditors' Report(2)

(12)     Not applicable.

(13)     Not applicable.

(14)     Copies of model plans used in the  establishment of retirement plans(3)

(15)     Distribution Plan adopted pursuant to Rule 12b-1(1)

(16)     Not applicable.

(17)     Financial data schedule(2)

(18)     Not applicable.

(19)     Powers of Attorney(2)
--------------------

(1) Filed with Post-Effective Amendment No. 95 ("Registration Statement No. 95") to the Registration Statement No. 2-10658/811-92 and incorporated by reference herein.
(2)      Filed herewith.
(3) Filed with Post-Effective Amendment No. 66 to the Registration Statement No 2-10527/811-96 for Keystone Diversified Bond Fund (K-1) and incorporated by reference herein.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not applicable.


ITEM 26. NUMBER OF HOLDERS OF SECURITIES

                                                     Number of Record
              Title of Class                 Holders as of November 30, 1996
              --------------                 -------------------------------
              Shares of $1.00                          11,388
              Par Value


ITEM 27. INDEMNIFICATION

         Provisions  for  the  indemnification  of  Registrant's   Trustees  and
officers are contained in Article VIII of the Trust Agreement, which was filed with Registration Statement No. 95 and incorporated by reference herein.

         Provisions for the indemnification of Evergreen Keystone Distributor, Inc., Registrant's principal underwriter, are contained in Item 9 of the Principal Underwriting Agreement, a copy of which is filed herewith.

         Provisions for the indemnification of Keystone Investment Management Company, Registrant's investment adviser is contained in Section 6 of the Advisory Agreement, a copy of which is filed herewith.

         Provisions for the indemnification of Evergreen Keystone Investment Services, Inc., are contained in Item 5 of the Continuation Agreement, a copy of which is filed herewith.


 ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         The following tables list the names of the various officers and directors of Keystone Investment Management Company, Registrant's and adviser, and their respective positions. For each named individual, the table lists, for at least the past two years, (i) any other organizations (excluding investment advisory clients) with which the officer and/or director has had or has substantial involvement; and (ii) positions held with such organizations.


                       LIST OF OFFICERS AND DIRECTORS OF
                     KEYSTONE INVESTMENT MANAGEMENT COMPANY

                                    Position with
                                    Keystone
                                    Investment
Name                                Management Company        Other Business Affiliations
----                                ------------------        ---------------------------
Albert H.                           Chairman of               Chairman of the Board,
Elfner, III                          the Board,                 Chief Executive Officer,
                                     Chief Executive            President and Director:
                                     Officer                    First Union Keystone
                                                                Investments, Inc.
                                                                Keystone Asset Corporation
                                                                Keystone Capital Corporation
                                                              Chairman of the Board and Director:
                                                                Keystone Fixed Income Advisers, Inc.
                                                                Keystone Institutional Company, Inc.
                                                              President and Director:
                                                                Keystone Trust Company
                                                              Director or Trustee:
                                                                Evergreen Keystone Investment Services, Inc.
                                                                Evergreen Keystone Service Company
                                                                Boston Children's Services Associates
                                                                Middlesex School
                                                                Middlebury College
                                                              Formerly:
                                                              Chairman of the Board,
                                                                Chief Executive Officer,
                                                                President and Director:
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                              Trustee or Director:
                                                                Neworld Bank
                                                                Robert Van Partners, Inc.
                                                                Fiduciary Investment Company, Inc.

Barbara J. Colvin                   Director                  Chief Operating Officer
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Senior Vice President
                                                                First Union Corporation

William M. Ennis II                 Director                  President
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Senior Vice President
                                                                First Union Corporation

Donald McMullen                     Director                  Executive Vice President
                                                                First Union Corporation

Philip M. Byrne                     Senior Vice               Senior Vice President:
                                     President                First Union Keystone Investments, Inc.
                                                              Formerly:
                                                                President and Director:
                                                                Keystone Institutional Company, Inc.

Herbert L.                         Senior Vice                None
Bishop, Jr.                         President

Donald C. Dates                    Senior Vice                None
                                    President

Gilman Gunn                        Senior Vice                None
                                    President

Edward F.                          Chief Operating Officer    Director, Senior Vice President,
Godfrey                                                       Chief Financial Officer and Treasurer:
                                                                First Union Keystone Investments, Inc.
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Treasurer:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Treasurer and Director:
                                                                Hartwell Keystone Advisers, Inc.

James R. McCall                    President                 None

Rosemary D.                        Senior Vice                General Counsel, Senior Vice President and Secretary:
Van Antwerp                         President,                  First Union Keystone Investments, Inc.
                                    General Counsel           Senior Vice President, General Counsel and Director:
                                    and Secretary               Evergreen Keystone Service Company
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Senior Vice President and General Counsel:
                                                                Keystone Institutional Company, Inc.
                                                              Senior Vice President, General Counsel and Director:
                                                                Fiduciary Investment Company, Inc.
                                                              Senior Vice President, General Counsel, Director and Secretary:
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                              Senior Vice President and Secretary:
                                                                Hartwell Keystone Advisers, Inc.
                                                              Vice President and Secretary:
                                                                Keystone Fixed Income Advisers, Inc.

J. Kevin Kenely                    Vice President             Vice President:
                                                                First Union Keystone Investments, Inc.
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Controller
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Management Company
                                                                Keystone Investment Distributors Company
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Vice President:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.

John D. Rogol                      Vice President             Vice President and
                                                              Controller:
                                                                First Union Keystone Investments, Inc.
                                                                Evergreem Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Controller:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.


John Addeo                         Vice President             None

Andrew Baldassarre                 Vice President             None

David Benhaim                      Vice President             None

Donald Bisson                      Vice President             None

Francis X. Claro                   Vice President             None

Kristine R.                        Vice President             None
Cloyes

Christopher P.                     Senior Vice                None
Conkey                              President

J. Gary Craven                     Senior Vice                None
                                    President

Richard Cryan                      Senior Vice                None
                                    President

Maureen E.                         Senior Vice                None
Cullinane                           President

Walter T.                          Senior Vice                None
McCormick                           President

George F. Wilkins                  Senior Vice                None
                                    President

John F. Addeo                      Vice President             None

Andrew G. Baldassare               Vice President             None

David S. Benhaim                   Vice President             None

Donald M. Bisson                   Vice President             None

George E. Dlugos                   Vice President             None

Antonio T. Docal                   Vice President             None

Dana E. Erikson                    Vice President             None

Betsy Hutchings                    Sr. Vice President         None

Sami J. Karam                      Vice President             None

George J. Kimball                  Vice President             None

JoAnn L. Lyndon                    Vice President             None

John C.                            Vice President             None
Madden, Jr.

Eleanor H. Marsh                   Vice President             None

Walter McCormick                   Sr. Vice President         None

James D. Medredeff                 Vice President             None

Stanley  M. Niksa                  Vice President             None

Jonathan A. Noonan                 Vice President             None

Robert E. O'Brien                  Vice President             None

Margery C. Parker                  Vice President             None

Joyce W. Petkovich                 Vice President             None

Daniel A. Rabasco                  Vice President             None

Harlen R. Sanderling               Vice President             None

Kathy K. Wang                      Vice President             None

Judith A. Warners                  Vice President             None

George Wilkins, Jr.                Sr. Vice President         None

Peter Willis                       Vice President             None

Richard A. Wisentaner              Vice President             None

Cheryle E. Wanble                  Vice President             None

Walter Zagrobski                   Vice President             None



ITEM 29.  PRINCIPAL UNDERWRITER

      (a) Evergreen Funds Distributor, Inc., which acts as Registrant's principal underwriter, also acts as principal underwriter for the following entities:

               Keystone Diversified Bond Fund (B-2)
               Keystone High Income Bond Fund (B-4)
               Keystone Balanced Fund (K-1)
               Keystone Strategic Growth Fund (K-2)
               Keystone Growth and Income Fund (S-1)
               Keystone Mid-Cap  Growth Fund (S-3)
               Keystone Small  Company  Growth Fund (S-4)
               Keystone Balanced Fund II
               Keystone Capital  Preservation  and Income  Fund
               Keystone Fund for Total Return
               Keystone Fund of the Americas
               Keystone Global  Opportunities  Fund
               Keystone Global Resources and Development Fund
               Keystone Government Securities Fund
               Keystone America Hartwell Emerging Growth Fund, Inc. Keystone Institutional Adjustable Rate Fund
               Keystone Institutional Trust
               Keystone Intermediate Term Bond Fund
               Keystone International Fund Inc.
               Keystone Liquid Trust
               Keystone Omega Fund
               Keystone Precious Metals Holdings, Inc.
               Keystone Small Company Growth Fund II
               Keystone State Tax Free Fund
               Keystone State Tax Free Fund - Series II
               Keystone Strategic Income Fund
               Keystone Tax Free Fund
               Keystone Tax Free Income Fund
               Keystone World Bond Fund
               Evergreen Trust
               The Evergreen Equity Trust
               The Evergreen Limited Market Fund, Inc.
               Evergreen Growth and Income Fund
               The Evergreen Total Return Fund
               The Evergreen American Retirement Trust
               The Evergreen Foundation Trust
               The Evergreen Municipal Trust
               The Evergreen Money Market Fund
               Evergreen Investment Trust
               Evergreen Lexicon Trust
               Evergreen Tax Free Trust
               Evergreen Variable Trust


      (b) Information with respect to each officer and director of Registrant's principal underwriter follows.


                             POSITION WITH                      POSITION WITH
NAME                         EVERGREEN KEYSTONE                 REGISTRANT
---------------              ------------------                 ---------------
Robert A. Hering*            President                          None

Michael C. Petrycki*         Vice President                     None

Gordon M. Forrester*         Vice President                     None

                        Lawrence Wagner* Vice President,
                             Chief Financial Officer            None

Steven D. Blecher*           Vice President,
                             Treasurer, Secretary               None

Elizabeth Q. Solazzo*        Assistant Secretary                None

Thalia M. Cody*              Assistant Secretary                None

   * Located at 230 Park Avenue, New York, New York 10169


ITEM 29(C). - Not Applicable



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         First Union Keystone Investments, Inc.
         200 Berkeley Street
         Boston, Massachusetts 02116-5034

         State Street Bank and Trust Company
         1776 Heritage Drive
         Quincy, Massachusetts 02171

         Iron Mountain
         3431 Sharpslot Road
         Swansea, Massachusetts  02277


ITEM 31. MANAGEMENT SERVICES

         Not applicable.


ITEM 32. UNDERTAKINGS

         Upon request and without charge, Registrant hereby undertakes to furnish to each person to whom a copy of the Registrant's prospectus is delivered with a copy of the Registrant's latest annual report to shareholders.

                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in The Commonwealth of Massachusetts, on the 30th day of December, 1996.


                                         KEYSTONE QUALITY BOND FUND (B-1)
                                         By: /s/ George S. Bissell
                                             -----------------------------
                                             George S. Bissell
                                             Cheif Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of December, 1996.




/s/ George S. Bissell                   /s/ Charles F. Chapin
------------------------                -------------------------          -------------------------
George S. Bissell                       Charles F. Chapin*                 William Walt Pettit
Chairman of the Board of Trustees       Trustee                            Trustee
  and Chief Executive Officer

/s/ John J. Pileggi                     /s/ K. Dun Gifford                 /s/ David M. Richardson
-------------------------               -------------------------          -------------------------
John J. Pileggi                         K. Dun Gifford*                    David M. Richardson*
President amd Treasurer (Principal      Trustee                            Trustee
  Financial and Accounting Officer)

/s/ Frederick Amling
-------------------------               -------------------------          -------------------------
Frederick Amling*                       James S. Howell                    Russell A. Salton, III MD
Trustee                                 Trustee                            Trustee

/s/ Laurence B. Ashkin                  /s/ Leroy Keith, Jr.
-------------------------               -------------------------          -------------------------
Laurence B. Ashkin                      Leroy Keith, Jr.*                  Michael S. Scofield
Trustee                                 Trustee                            Trustee

/s/ Charles A. Austin, III              /s/ F. Ray Keyser, Jr.             /s/ Richard J. Shima
-------------------------               -------------------------          -------------------------
Charles A. Austin, III*                 F. Ray Keyser, Jr.*                Richard J. Shima*
Trustee                                 Trustee                            Trustee

                                                                           /s/ Andrew J. Simons
-------------------------               -------------------------          -------------------------
Foster Bam                              Gerald M. McDonell                 Andrew J. Simons*
Trustee                                 Trustee                            Trustee

/s/ Edwin D. Campbell
-------------------------               -------------------------
Edwin D. Campbell*                      Thomas L. McVerry
Trustee                                 Trustee




*By:/s/ James M. Wall
-----------------------------
James M. Wall**
Attorney-in-Fact


** James M. Wall, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19).

                                INDEX TO EXHIBITS


Exhibit Number           Exhibit

       1                 Trust Agreement(1)

       2                 By-Laws(1)

       5(b)              Advisory Agreement(2)

       6(a)              Form of Principal Underwriting Agreement(2)
        (b)              Form of Dealer Agreement(2)

       8                 Custodian, Fund Accounting and
                           Recordkeeping Agreement(1)

       9(a)              Form of Marketing Services Agreement(2)
        (b)              Form of Sub-administrator Agreement(2)
        (c)              Continuation Agreement(2)

      10                 Opinion and Consent of Counsel(2)

      11                 Independent Auditors' Consent(2)

      14                 Model Retirement Plans(3)

      15                 Distribution Plan adopted pursuant to Rule 12b-1(1)

      17                 Financial Data Schedule(2)

      19                 Powers of Attorney(2)

----------------------------------
(1) Filed with Post-Effective Amendment No. 95 and incorporated by reference herein.
(2)      Filed herewith.
(3) Filed with Post-Effective Amendment No. 66 to the Registration Statement No. 2-10527/811-96 for Keystone Diversified Bond Fund (K-1) and incorporated by reference herein.